UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-5897
RIVERSOURCE MARKET ADVANTAGE SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 1/31
Date of reporting period: 4/30

Investments in Affiliated Funds
RiverSource Portfolio Builder Conservative Fund
April 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (25.3%)

	Shares		Value(a)
Dividend Income (1.0%)
RiverSource Dividend Opportunity Fund	365,014		$2,620,802

International (6.3%)
RiverSource Disciplined International Equity Fund	212,594		1,488,159
RiverSource Partners International Select Growth Fund	757,573		4,772,711
RiverSource Partners International Select Value Fund	770,239		4,629,134
RiverSource Partners International Small Cap Fund	159,001		906,306
Seligman Global Technology Fund	32,577	(b)	630,365
Threadneedle Global Equity Fund	121,578		819,439
Threadneedle International Opportunity Fund	361,711		2,882,837

Total			16,128,951

Real Estate (2.6%)
RiverSource Real Estate Fund	657,242		6,815,604

U.S. Large Cap (11.6%)
RiverSource Disciplined Equity Fund	918,461		4,711,705
RiverSource Disciplined Large Cap Growth Fund	494,334		4,280,933
RiverSource Diversified Equity Income Fund	537,839		4,985,767
RiverSource Partners Fundamental Value Fund	895,476		4,289,328
RiverSource Recovery and Infrastructure Fund	143,297		2,831,545
Seligman Communications and Information Fund	29,520	(b)	1,246,617
Seligman Growth Fund	1,286,262		5,826,767
Seligman Large-Cap Value Fund	103,719		1,476,962

Total			29,649,624

U.S. Mid Cap (2.9%)
RiverSource Equity Value Fund	42,517		411,987
RiverSource Mid Cap Growth Fund	395,580	(b)	4,276,216
RiverSource Mid Cap Value Fund	384,588		2,757,493

Total			7,445,696

U.S. Small Cap (0.9%)
RiverSource Partners Small Cap Value Fund	223,335	(b)	1,228,344
Seligman Frontier Fund	106,430	(b)	1,116,450

Total			2,344,794

Total Equity Funds (Cost: $55,854,481)			$65,005,471

Fixed Income Funds (69.7%)

	Shares	Value(a)
Global Bond (7.4%)
RiverSource Global Bond Fund	2,729,427	$18,996,814

Inflation Protected Securities (6.8%)
RiverSource Inflation Protected Securities Fund	1,693,299	17,440,980

	Shares	Value(a)
Investment Grade (55.5%)
RiverSource Diversified Bond Fund	12,304,314	60,660,269
RiverSource Limited Duration Bond Fund	4,869,249	48,156,871
RiverSource Short Duration U.S. Government Fund	6,055,140	28,701,363
RiverSource U.S. Government Mortgage Fund	1,058,039	5,406,578

Total		142,925,081

Total Fixed Income Funds (Cost: $172,801,294)		$179,362,875

Cash Equivalents (4.9%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	12,668,885	$12,668,885

Total Cash Equivalents (Cost: $12,668,885)		$12,668,885

Total Investments in Affiliated Funds (Cost: $241,324,660)(c)		$257,037,231

Notes to Investments in Affiliated Funds
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Jan. 31, 2010.

(b)	Non-income producing.

(c)	At April 30, 2010, the cost of securities for federal income tax purposes was approximately $241,325,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$16,021,000
Unrealized depreciation	(309,000)

Net unrealized appreciation	$15,712,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

Fair value at April 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	Significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$257,037,231	$—	$—	$257,037,231

Investments in Affiliated Funds
RiverSource Portfolio Builder Moderate Conservative Fund
April 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (40.2%)

	Shares		Value(a)
Dividend Income (1.7%)
RiverSource Dividend Opportunity Fund	1,063,692		$7,637,308

International (10.5%)
RiverSource Disciplined International Equity Fund	548,962		3,842,732
RiverSource Partners International Select Growth Fund	1,950,106		12,285,671
RiverSource Partners International Select Value Fund	1,985,355		11,931,981
RiverSource Partners International Small Cap Fund	413,217		2,355,337
Seligman Global Technology Fund	94,923	(b)	1,836,759
Threadneedle Emerging Markets Fund	572,336		5,196,812
Threadneedle Global Equity Fund	352,385		2,375,072
Threadneedle International Opportunity Fund	930,406		7,415,332

Total			47,239,696

Real Estate (2.6%)
RiverSource Real Estate Fund	1,148,489		11,909,835

U.S. Large Cap (19.1%)
RiverSource Disciplined Equity Fund	2,685,486		13,776,545
RiverSource Disciplined Large Cap Growth Fund	1,442,545		12,492,438
RiverSource Diversified Equity Income Fund	1,570,980		14,562,988
RiverSource Partners Fundamental Value Fund	2,613,151		12,516,993
RiverSource Recovery and Infrastructure Fund	401,661		7,936,812
Seligman Communications and Information Fund	86,956	(b)	3,672,137
Seligman Growth Fund	3,752,110		16,997,057
Seligman Large-Cap Value Fund	298,964		4,257,241

Total			86,212,211

U.S. Mid Cap (4.8%)
RiverSource Equity Value Fund	125,487		1,215,969
RiverSource Mid Cap Growth Fund	1,156,390	(b)	12,500,570
RiverSource Mid Cap Value Fund	1,116,694		8,006,698

Total			21,723,237

U.S. Small Cap (1.5%)
RiverSource Partners Small Cap Value Fund	653,710	(b)	3,595,405
Seligman Frontier Fund	313,603	(b)	3,289,698

Total			6,885,103

Total Equity Funds (Cost: $169,438,257)			$181,607,390

Fixed Income Funds (59.7%)

	Shares	Value(a)
Floating Rate (1.4%)
RiverSource Floating Rate Fund	698,862	$6,129,024

Global Bond (5.9%)
RiverSource Global Bond Fund	3,819,338	26,582,592

High Yield (7.4%)
RiverSource Income Opportunities Fund	3,416,599	33,311,841

Inflation Protected Securities (5.4%)
RiverSource Inflation Protected Securities Fund	2,370,025	24,411,260

Investment Grade (39.6%)
RiverSource Diversified Bond Fund	20,031,047	98,753,061
RiverSource Limited Duration Bond Fund	4,633,104	45,821,402
RiverSource Short Duration U.S. Government Fund	5,649,931	26,780,674
RiverSource U.S. Government Mortgage Fund	1,476,257	7,543,672

Total		178,898,809

Total Fixed Income Funds (Cost: $258,167,023)		$269,333,526

Cash Equivalents (—%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	32	$32

Total Cash Equivalents (Cost: $32)		$32

Total Investments in Affiliated Funds (Cost: $427,605,312)(c)		$450,940,948

Notes to Investments in Affiliated Funds
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Jan. 31, 2010.

(b)	Non-income producing.

(c)	At April 30, 2010, the cost of securities for federal income tax purposes was approximately $427,605,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$28,762,000
Unrealized depreciation	(5,426,000)

Net unrealized appreciation	$23,336,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

Fair value at April 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$450,940,948	$—	$—	$450,940,948

Investments in Affiliated Funds
RiverSource Portfolio Builder Moderate Fund
April 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (55.2%)

	Shares		Value(a)
Dividend Income (2.4%)
RiverSource Dividend Opportunity Fund	4,194,186		$30,114,254

International (14.7%)
RiverSource Disciplined International Equity Fund	2,169,130		15,183,913
RiverSource Partners International Select Growth Fund	7,693,926		48,471,732
RiverSource Partners International Select Value Fund	7,828,326		47,048,237
RiverSource Partners International Small Cap Fund	1,633,440		9,310,610
Seligman Global Technology Fund	370,368	(b)	7,166,617
Threadneedle Emerging Markets Fund	2,258,142		20,503,932
Threadneedle Global Equity Fund	1,404,719		9,467,806
Threadneedle International Opportunity Fund	3,675,690		29,295,248

Total			186,448,095

Real Estate (2.6%)
RiverSource Real Estate Fund	3,225,711		33,450,618

U.S. Large Cap (26.7%)
RiverSource Disciplined Equity Fund	10,578,572		54,268,076
RiverSource Disciplined Large Cap Growth Fund	5,690,503		49,279,756
RiverSource Diversified Equity Income Fund	6,213,836		57,602,264
RiverSource Partners Fundamental Value Fund	10,308,611		49,378,246
RiverSource Recovery and Infrastructure Fund	1,557,053		30,767,373
Seligman Communications and Information Fund	340,888	(b)	14,395,688
Seligman Growth Fund	14,824,716		67,155,962
Seligman Large-Cap Value Fund	1,181,105		16,818,930

Total			339,666,295

U.S. Mid Cap (6.7%)
RiverSource Equity Value Fund	497,347		4,819,289
RiverSource Mid Cap Growth Fund	4,566,850	(b)	49,367,645
RiverSource Mid Cap Value Fund	4,413,461		31,644,513

Total			85,831,447

U.S. Small Cap (2.1%)
RiverSource Partners Small Cap Value Fund	2,582,828	(b)	14,205,553
Seligman Frontier Fund	1,229,326	(b)	12,895,631

Total			27,101,184

Total Equity Funds (Cost: $687,450,689)			$702,611,893

Fixed Income Funds (44.7%)

	Shares	Value(a)
Floating Rate (1.0%)
RiverSource Floating Rate Fund	1,471,367	$12,903,886

Global Bond (4.4%)
RiverSource Global Bond Fund	8,075,623	56,206,335

High Yield (5.6%)
RiverSource Income Opportunities Fund	7,247,433	70,662,468

Inflation Protected Securities (4.1%)
RiverSource Inflation Protected Securities Fund	5,005,840	51,560,151

Investment Grade (29.6%)
RiverSource Diversified Bond Fund	67,647,839	333,503,847
RiverSource Limited Duration Bond Fund	1,726,177	17,071,890
RiverSource Short Duration U.S. Government Fund	2,385,822	11,308,798
RiverSource U.S. Government Mortgage Fund	3,112,183	15,903,254

Total		377,787,789

Total Fixed Income Funds (Cost: $535,979,914)		$569,120,629

Cash Equivalents (—%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	226	$226

Total Cash Equivalents (Cost: $226)		$226

Total Investments in Affiliated Funds (Cost: $1,223,430,829)(c)		$1,271,732,748

Notes to Investments in Affiliated Funds
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Jan. 31, 2010.

(b)	Non-income producing.

(c)	At April 30, 2010, the cost of securities for federal income tax purposes was approximately $1,223,431,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$83,253,000
Unrealized depreciation	(34,951,000)

Net unrealized appreciation	$48,302,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

Fair value at April 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$1,271,732,748	$—	$—	$1,271,732,748

Investments in Affiliated Funds
RiverSource Portfolio Builder Moderate Aggressive Fund
April 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (70.2%)

	Shares		Value(a)
Dividend Income (3.0%)
RiverSource Dividend Opportunity Fund	4,783,204		$34,343,405

International (18.8%)
RiverSource Disciplined International Equity Fund	2,460,156		17,221,093
RiverSource Partners International Select Growth Fund	8,771,826		55,262,506
RiverSource Partners International Select Value Fund	8,922,494		53,624,189
RiverSource Partners International Small Cap Fund	1,846,042		10,522,441
Seligman Global Technology Fund	426,812	(b)	8,258,806
Threadneedle Emerging Markets Fund	2,587,202		23,491,793
Threadneedle Global Equity Fund	1,594,752		10,748,629
Threadneedle International Opportunity Fund	4,194,793		33,432,500

Total			212,561,957

Real Estate (2.6%)
RiverSource LaSalle Monthly Dividend Real Estate Fund	473,280		2,001,976
RiverSource Real Estate Fund	2,667,274		27,659,628

Total			29,661,604

U.S. Large Cap (34.5%)
RiverSource Disciplined Equity Fund	12,079,608		61,968,389
RiverSource Disciplined Large Cap Growth Fund	6,504,238		56,326,703
RiverSource Diversified Equity Income Fund	7,086,124		65,688,372
RiverSource Partners Fundamental Value Fund	11,782,866		56,439,929
RiverSource Recovery and Infrastructure Fund	1,759,520		34,768,117
Seligman Capital Fund	45,674	(b)	1,066,476
Seligman Communications and Information Fund	388,115	(b)	16,390,105
Seligman Growth Fund	16,902,583		76,568,702
Seligman Large-Cap Value Fund	1,349,366		19,214,967

Total			388,431,760

U.S. Mid Cap (8.6%)
RiverSource Equity Value Fund	568,701		5,510,717
RiverSource Mid Cap Growth Fund	5,099,205	(b)	55,122,408
RiverSource Mid Cap Value Fund	5,040,164		36,137,975

Total			96,771,100

U.S. Small Cap (2.7%)
RiverSource Partners Small Cap Value Fund	2,926,929	(b)	16,098,110
Seligman Frontier Fund	1,401,139	(b)	14,697,950

Total			30,796,060

Total Equity Funds (Cost: $814,139,504)			$792,565,886

Fixed Income Funds (29.8%)

	Shares	Value(a)
Floating Rate (0.8%)
RiverSource Floating Rate Fund	1,074,733	$9,425,409

Global Bond (2.9%)
RiverSource Global Bond Fund	4,765,346	33,166,806

High Yield (3.7%)
RiverSource Income Opportunities Fund	4,291,831	41,845,349

Inflation Protected Securities (2.7%)
RiverSource Inflation Protected Securities Fund	2,958,723	30,474,850

Investment Grade (19.7%)
RiverSource Diversified Bond Fund	41,020,028	202,228,737
RiverSource Limited Duration Bond Fund	1,020,434	10,092,089
RiverSource U.S. Government Mortgage Fund	1,842,580	9,415,585

Total		221,736,411

Total Fixed Income Funds (Cost: $319,012,841)		$336,648,825

Cash Equivalents (—%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	24	$24

Total Cash Equivalents (Cost: $24)		$24

Total Investments in Affiliated Funds (Cost: $1,133,152,369)(c)		$1,129,214,735

Notes to Investments in Affiliated Funds
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Jan. 31, 2010.

(b)	Non-income producing.

(c)	At April 30, 2010, the cost of securities for federal income tax purposes was approximately $1,133,152,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$68,733,000
Unrealized depreciation	(72,670,000)

Net unrealized depreciation	$(3,937,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

Fair value at April 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$1,129,214,735	$—	$—	$1,129,214,735

Investments in Affiliated Funds
RiverSource Portfolio Builder Aggressive Fund
April 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (85.1%)

	Shares		Value(a)
Dividend Income (3.7%)
RiverSource Dividend Opportunity Fund	2,863,273		$20,558,300

International (22.5%)
RiverSource Disciplined International Equity Fund	1,475,035		10,325,244
RiverSource Partners International Select Growth Fund	5,259,207		33,133,008
RiverSource Partners International Select Value Fund	5,348,820		32,146,408
RiverSource Partners International Small Cap Fund	1,108,287		6,317,233
Seligman Global Technology Fund	255,521	(b)	4,944,335
Threadneedle Emerging Markets Fund	1,547,586		14,052,083
Threadneedle Global Equity Fund	569,106		3,835,777
Threadneedle International Opportunity Fund	2,512,146		20,021,802

Total			124,775,890

Real Estate (3.1%)
RiverSource LaSalle Global Real Estate Fund	716,932		2,724,340
RiverSource Real Estate Fund	1,401,162		14,530,049

Total			17,254,389

U.S. Large Cap (42.8%)
RiverSource Disciplined Equity Fund	7,226,758		37,073,267
RiverSource Disciplined Large Cap Growth Fund	3,893,105		33,714,291
RiverSource Diversified Equity Income Fund	4,241,913		39,322,533
RiverSource Partners Fundamental Value Fund	7,052,405		33,781,018
RiverSource Recovery and Infrastructure Fund	1,044,148		20,632,367
Seligman Capital Fund	214,756	(b)	5,014,550
Seligman Communications and Information Fund	232,039	(b)	9,798,993
Seligman Growth Fund	10,128,915		45,883,985
Seligman Large-Cap Value Fund	808,683		11,515,649

Total			236,736,653

U.S. Mid Cap (9.7%)
RiverSource Equity Value Fund	341,056		3,304,835
RiverSource Mid Cap Growth Fund	2,645,288	(b)	28,595,562
RiverSource Mid Cap Value Fund	3,012,433		21,599,142

Total			53,499,539

U.S. Small Cap (3.3%)
RiverSource Partners Small Cap Value Fund	1,433,439	(b)	7,883,916
Seligman Frontier Fund	843,316	(b)	8,846,387
Seligman Smaller-Cap Value Fund	118,471	(b)	1,774,693

Total			18,504,996

Total Equity Funds (Cost: $488,589,353)			$471,329,767

Fixed Income Funds (14.9%)

	Shares	Value(a)
Floating Rate (0.4%)
RiverSource Floating Rate Fund	260,114	$2,281,197

Global Bond (1.5%)
RiverSource Global Bond Fund	1,166,857	8,121,328

High Yield (1.9%)
RiverSource Income Opportunities Fund	1,051,439	10,251,528

Inflation Protected Securities (1.3%)
RiverSource Inflation Protected Securities Fund	724,491	7,462,254

Investment Grade (9.8%)
RiverSource Diversified Bond Fund	10,045,139	49,522,537
RiverSource Limited Duration Bond Fund	249,896	2,471,471
RiverSource U.S. Government Mortgage Fund	451,204	2,305,654

Total		54,299,662

Total Fixed Income Funds (Cost: $76,930,429)		$82,415,969

Cash Equivalents (—%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	129	$129

Total Cash Equivalents (Cost: $129)		$129

Total Investments in Affiliated Funds (Cost: $565,519,911)(c)		$553,745,865

Notes to Investments in Affiliated Funds
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Jan. 31, 2010.

(b)	Non-income producing.

(c)	At April 30, 2010, the cost of securities for federal income tax purposes was approximately $565,520,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$34,587,000
Unrealized depreciation	(46,361,000)

Net unrealized depreciation	$(11,774,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

Fair value at April 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$553,745,865	$—	$—	$553,745,865

Investments in Affiliated Funds
RiverSource Portfolio Builder Total Equity Fund
April 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (100.1%)

	Shares		Value(a)
Dividend Income (4.4%)
RiverSource Dividend Opportunity Fund	2,843,058		$20,413,158

International (26.4%)
RiverSource Disciplined International Equity Fund	1,465,464		10,258,251
RiverSource Partners International Select Growth Fund	5,217,505		32,870,280
RiverSource Partners International Select Value Fund	5,305,502		31,886,069
RiverSource Partners International Small Cap Fund	1,102,658		6,285,151
Seligman Global Technology Fund	253,739	(b)	4,909,845
Threadneedle Emerging Markets Fund	1,535,786		13,944,935
Threadneedle Global Equity Fund	427,711		2,882,771
Threadneedle International Opportunity Fund	2,493,839		19,875,898

Total			122,913,200

Real Estate (3.4%)
RiverSource LaSalle Global Real Estate Fund	956,748		3,635,641
RiverSource Real Estate Fund	1,177,625		12,211,971

Total			15,847,612

U.S. Large Cap (51.0%)
RiverSource Disciplined Equity Fund	7,182,732		36,847,416
RiverSource Disciplined Large Cap Growth Fund	3,865,782		33,477,675
RiverSource Diversified Equity Income Fund	4,211,987		39,045,120
RiverSource Partners Fundamental Value Fund	7,002,992		33,544,331
RiverSource Recovery and Infrastructure Fund	1,033,653		20,424,979
Seligman Capital Fund	320,687	(b)	7,488,039
Seligman Communications and Information Fund	231,538	(b)	9,777,854
Seligman Growth Fund	10,055,539		45,551,592
Seligman Large-Cap Value Fund	804,219		11,452,082

Total			237,609,088

U.S. Mid Cap (10.9%)
RiverSource Equity Value Fund	339,030		3,285,200
RiverSource Mid Cap Growth Fund	2,391,479	(b)	25,851,888
RiverSource Mid Cap Value Fund	2,994,701		21,472,004

Total			50,609,092

U.S. Small Cap (4.0%)
RiverSource Partners Small Cap Value Fund	783,875	(b)	4,311,315
Seligman Frontier Fund	838,720	(b)	8,798,173
Seligman Smaller-Cap Value Fund	352,676	(b)	5,283,085

Total			18,392,573

Total Equity Funds (Cost: $485,419,192)			$465,784,723

Cash Equivalents (—%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	18	$18

Total Cash Equivalents (Cost: $18)		$18

Total Investments in Affiliated Funds (Cost: $485,419,210)(c)		$465,784,741

Notes to Investments in Affiliated Funds
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Jan. 31, 2010.

(b)	Non-income producing.

(c)	At April 30, 2010, the cost of securities for federal income tax purposes was approximately $485,419,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$30,604,000
Unrealized depreciation	(50,238,000)

Net unrealized depreciation	$(19,634,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

Fair value at April 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$465,784,741	$—	$—	$465,784,741

Portfolio of Investments
RiverSource S&P 500 Index Fund
April 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.2%)

Issuer	Shares		Value(a)
Aerospace & Defense (3.0%)
General Dynamics Corp.	5,054		$385,923
Goodrich Corp.	1,719	(d)	127,515
Honeywell International, Inc.	9,162		434,920
ITT Corp.	1,443		80,188
L-3 Communications Holdings, Inc.	1,196		111,910
Lockheed Martin Corp.	4,006		340,069
Northrop Grumman Corp.	4,246		288,006
Precision Castparts Corp.	2,022		259,503
Raytheon Co.	4,476		260,951
Rockwell Collins, Inc.	2,472		160,680
The Boeing Co.	9,859		714,087
United Technologies Corp.	11,719		878,340

Total			4,042,092

Air Freight & Logistics (1.0%)
CH Robinson Worldwide, Inc.	1,492		89,968
Expeditors International of Washington, Inc.	1,431		58,299
FedEx Corp.	4,343		390,913
United Parcel Service, Inc., Class B	11,526		796,908

Total			1,336,088

Airlines (0.1%)
Southwest Airlines Co.	11,621		153,165

Auto Components (0.2%)
Johnson Controls, Inc.	7,143		239,933
The Goodyear Tire & Rubber Co.	1,634	(b)	21,945

Total			261,878

Automobiles (0.5%)
Ford Motor Co.	44,462	(b,d)	578,895
Harley-Davidson, Inc.	4,265	(d)	144,285

Total			723,180

Beverages (2.4%)
Brown-Forman Corp., Class B	1,019	(d)	59,285
Coca-Cola Enterprises, Inc.	4,614		127,946
Constellation Brands, Inc., Class A	4,571	(b,d)	83,512
Dr Pepper Snapple Group, Inc.	4,413		144,437
Molson Coors Brewing Co., Class B	1,081		47,953
PepsiCo, Inc.	19,815		1,292,335
The Coca-Cola Co.	27,978		1,495,425

Total			3,250,893

Biotechnology (1.4%)
Amgen, Inc.	12,546	(b)	719,638

Issuer	Shares		Value(a)
Biogen Idec, Inc.	3,023	(b)	160,975
Celgene Corp.	5,765	(b)	357,142
Cephalon, Inc.	579	(b,d)	37,172
Genzyme Corp.	2,445	(b)	130,172
Gilead Sciences, Inc.	10,218	(b)	405,348

Total			1,810,447

Building Products (0.1%)
Masco Corp.	6,774	(d)	109,942

Capital Markets (2.4%)
Ameriprise Financial, Inc.	3,982	(d,e)	184,606
E*TRADE Financial Corp.	47,073	(b)	79,083
Federated Investors, Inc., Class B	640	(d)	15,437
Franklin Resources, Inc.	2,195		253,830
Invesco Ltd.	3,277	(d)	75,338
Janus Capital Group, Inc.	2,961	(d)	41,691
Legg Mason, Inc.	1,404	(d)	44,493
Morgan Stanley	18,360		554,838
Northern Trust Corp.	2,133	(d)	117,272
State Street Corp.	5,141	(d)	223,634
T Rowe Price Group, Inc.	2,385	(d)	137,161
The Bank of New York Mellon Corp.	13,384		416,644
The Charles Schwab Corp.	9,788		188,811
The Goldman Sachs Group, Inc.	6,450		936,539

Total			3,269,377

Chemicals (1.8%)
Air Products & Chemicals, Inc.	2,052		157,553
Airgas, Inc.	678		43,019
CF Industries Holdings, Inc.	888		74,299
Eastman Chemical Co.	1,416		94,759
Ecolab, Inc.	2,177	(d)	106,325
EI du Pont de Nemours & Co.	11,883		473,419
FMC Corp.	537	(d)	34,175
International Flavors & Fragrances, Inc.	559		28,000
Monsanto Co.	6,104		384,918
PPG Industries, Inc.	2,358	(d)	165,932
Praxair, Inc.	3,430		287,331
Sigma-Aldrich Corp.	1,033		61,257
The Dow Chemical Co.	15,718		484,585

Total			2,395,572

Commercial Banks (3.3%)
BB&T Corp.	7,190		238,996
Comerica, Inc.	1,220		51,240
Fifth Third Bancorp	12,683		189,104
First Horizon National Corp.	5,203	(b)	73,625
Huntington Bancshares, Inc.	15,746		106,600
KeyCorp	7,445	(d)	67,154
M&T Bank Corp.	728	(d)	63,591
Marshall & Ilsley Corp.	11,087		100,892
PNC Financial Services Group, Inc.	7,065		474,839
Regions Financial Corp.	17,826		157,582
SunTrust Banks, Inc.	6,905		204,388
US Bancorp	21,918		586,744
Wells Fargo & Co.	62,488		2,068,977

Issuer	Shares		Value(a)
Zions Bancorporation	3,189	(d)	91,620

Total			4,475,352

Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	1,388		54,174
Cintas Corp.	2,663	(d)	72,567
Iron Mountain, Inc.	1,530	(d)	38,480
Pitney Bowes, Inc.	3,970		100,838
Republic Services, Inc.	2,474		76,768
RR Donnelley & Sons Co.	4,155		89,291
Stericycle, Inc.	708	(b,d)	41,701
Waste Management, Inc.	5,699		197,641

Total			671,460

Communications Equipment (2.4%)
Cisco Systems, Inc.	69,091	(b)	1,859,930
Harris Corp.	2,324		119,640
JDS Uniphase Corp.	5,362	(b)	69,652
Juniper Networks, Inc.	5,115	(b)	145,317
Motorola, Inc.	34,532	(b)	244,141
QUALCOMM, Inc.	19,723		764,069
Tellabs, Inc.	2,680		24,334

Total			3,227,083

Computers & Peripherals (6.0%)
Apple, Inc.	11,279	(b)	2,945,173
Dell, Inc.	23,596	(b)	381,783
EMC Corp.	23,220	(b)	441,412
Hewlett-Packard Co.	29,051		1,509,780
IBM Corp.	16,264		2,098,056
Lexmark International, Inc., Class A	1,877	(b,d)	69,543
NetApp, Inc.	5,205	(b)	180,457
QLogic Corp.	1,802	(b)	34,905
SanDisk Corp.	3,141	(b,d)	125,294
Teradata Corp.	1,190	(b)	34,593
Western Digital Corp.	3,967	(b)	163,004

Total			7,984,000

Construction & Engineering (0.1%)
Fluor Corp.	1,518		80,212
Jacobs Engineering Group, Inc.	1,069	(b)	51,547
Quanta Services, Inc.	1,510	(b,d)	30,396

Total			162,155

Construction Materials (—%)
Vulcan Materials Co.	1,035	(d)	59,285

Consumer Finance (0.9%)
American Express Co.	15,412		710,801
Capital One Financial Corp.	5,681		246,612
Discover Financial Services	9,061		140,083
SLM Corp.	9,153	(b)	112,033

Total			1,209,529

Containers & Packaging (0.1%)
Ball Corp.	796		42,355

Issuer	Shares		Value(a)
Bemis Co., Inc.	800		24,328
Owens-Illinois, Inc.	1,437	(b)	50,928
Pactiv Corp.	1,118	(b)	28,408
Sealed Air Corp.	1,154		24,811

Total			170,830

Distributors (—%)
Genuine Parts Co.	1,476		63,173

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A	1,130	(b)	64,873
DeVry, Inc.	658	(d)	41,053
H&R Block, Inc.	6,090	(d)	111,508

Total			217,434

Diversified Financial Services (4.4%)
Bank of America Corp.	125,634		2,240,055
Citigroup, Inc.	250,080	(b)	1,092,850
CME Group, Inc.	720		236,455
IntercontinentalExchange, Inc.	618	(b)	72,077
JPMorgan Chase & Co.	49,419		2,104,261
Leucadia National Corp.	1,385	(b)	35,054
Moody’s Corp.	2,463		60,885
NYSE Euronext	2,175		70,970
The NASDAQ OMX Group, Inc.	998	(b)	20,958

Total			5,933,565

Diversified Telecommunication Services (2.5%)
AT&T, Inc.	74,283		1,935,814
CenturyTel, Inc.	5,115		174,471
Frontier Communications Corp.	2,397	(d)	19,080
Qwest Communications International, Inc.	10,234		53,524
Verizon Communications, Inc.	34,840		1,006,528
Windstream Corp.	9,911		109,517

Total			3,298,934

Electric Utilities (1.7%)
Allegheny Energy, Inc.	1,337		29,120
American Electric Power Co., Inc.	5,483		188,067
Duke Energy Corp.	15,354		257,640
Edison International	5,115		175,803
Entergy Corp.	1,923		156,321
Exelon Corp.	8,075		351,988
FirstEnergy Corp.	4,923	(d)	186,434
FPL Group, Inc.	4,340		225,897
Northeast Utilities	1,496		41,574
Pepco Holdings, Inc.	5,544		92,807
Pinnacle West Capital Corp.	1,078		40,253
PPL Corp.	4,665		115,505
Progress Energy, Inc.	3,111		124,191
Southern Co.	9,172		316,984

Total			2,302,584

Electrical Equipment (0.6%)
Emerson Electric Co.	10,008		522,717
First Solar, Inc.	363	(b,d)	52,109
Rockwell Automation, Inc.	2,398		145,607

Issuer	Shares		Value(a)
Roper Industries, Inc.	786	(d)	47,962

Total			768,395

Electronic Equipment, Instruments & Components (0.6%)
Agilent Technologies, Inc.	5,346	(b,d)	193,846
Amphenol Corp., Class A	1,404		64,879
Corning, Inc.	17,073		328,656
FLIR Systems, Inc.	3,083	(b,d)	94,309
Jabil Circuit, Inc.	4,698		71,973
Molex, Inc.	957	(d)	21,446

Total			775,109

Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	5,477		272,536
Cameron International Corp.	4,397	(b,d)	173,506
Diamond Offshore Drilling, Inc.	560	(d)	44,296
FMC Technologies, Inc.	2,012	(b,d)	136,192
Halliburton Co.	9,739		298,500
Helmerich & Payne, Inc.	744	(d)	30,221
Nabors Industries Ltd.	5,395	(b,c)	116,370
National Oilwell Varco, Inc.	5,232		230,365
Rowan Companies, Inc.	2,137	(b,d)	63,683
Schlumberger Ltd.	13,962		997,167
Smith International, Inc.	2,236		106,791

Total			2,469,627

Food & Staples Retailing (2.6%)
Costco Wholesale Corp.	5,134		303,317
CVS Caremark Corp.	16,288		601,516
Safeway, Inc.	6,447	(d)	152,149
SUPERVALU, Inc.	5,804	(d)	86,480
SYSCO Corp.	6,656		209,930
The Kroger Co.	8,979		199,603
Walgreen Co.	10,932		384,260
Wal-Mart Stores, Inc.	25,814		1,384,921
Whole Foods Market, Inc.	3,102	(b,d)	121,040

Total			3,443,216

Food Products (1.7%)
Archer-Daniels-Midland Co.	7,586		211,953
Campbell Soup Co.	1,784		63,974
ConAgra Foods, Inc.	3,759	(d)	91,983
Dean Foods Co.	5,238	(b)	82,237
General Mills, Inc.	4,573		325,506
HJ Heinz Co.	3,002		140,704
Hormel Foods Corp.	502	(d)	20,462
Kellogg Co.	2,358		129,549
Kraft Foods, Inc., Class A	20,644		611,061
McCormick & Co., Inc.	1,134		44,872
Mead Johnson Nutrition Co., Class A	1,633		84,279
Sara Lee Corp.	11,206		159,349
The Hershey Co.	1,153		54,203
The JM Smucker Co.	2,072		126,537
Tyson Foods, Inc., Class A	6,179		121,047

Total			2,267,716

Issuer	Shares		Value(a)
Gas Utilities (0.2%)
EQT Corp.	1,291		56,146
Nicor, Inc.	339	(d)	14,750
Oneok, Inc.	2,032	(d)	99,852
Questar Corp.	1,688		80,940

Total			251,688

Health Care Equipment & Supplies (1.8%)
Baxter International, Inc.	7,466		352,544
Becton Dickinson and Co.	2,548	(d)	194,591
Boston Scientific Corp.	22,227	(b)	152,922
CareFusion Corp.	3,446	(b,d)	95,041
CR Bard, Inc.	803		69,484
DENTSPLY International, Inc.	1,159		42,466
Hospira, Inc.	2,899	(b)	155,937
Intuitive Surgical, Inc.	571	(b,d)	205,880
Medtronic, Inc.	12,860		561,852
St. Jude Medical, Inc.	2,957	(b)	120,705
Stryker Corp.	4,177		239,927
Varian Medical Systems, Inc.	1,069	(b)	60,270
Zimmer Holdings, Inc.	1,899	(b)	115,668

Total			2,367,287

Health Care Providers & Services (2.1%)
Aetna, Inc.	6,482		191,543
AmerisourceBergen Corp.	4,914	(d)	151,597
Cardinal Health, Inc.	5,015		173,970
CIGNA Corp.	4,464		143,116
Coventry Health Care, Inc.	3,267	(b)	77,559
DaVita, Inc.	707	(b)	44,138
Express Scripts, Inc.	3,065	(b)	306,898
Five Star Quality Care, Inc.	—	(b,f)	1
Humana, Inc.	2,885	(b)	131,902
Laboratory Corp of America Holdings	742	(b,d)	58,299
McKesson Corp.	3,535		229,103
Medco Health Solutions, Inc.	5,176	(b)	304,970
Patterson Companies, Inc.	635	(d)	20,314
Quest Diagnostics, Inc.	1,158		66,191
Tenet Healthcare Corp.	11,109	(b)	69,431
UnitedHealth Group, Inc.	15,148		459,136
WellPoint, Inc.	6,115	(b)	328,987

Total			2,757,155

Health Care Technology (0.1%)
Cerner Corp.	841	(b)	71,409

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp. Unit	4,449	(d)	185,523
Darden Restaurants, Inc.	1,195		53,476
International Game Technology	2,293	(d)	48,336
Marriott International, Inc., Class A	2,142	(d)	78,740
McDonald’s Corp.	12,948		914,000
Starbucks Corp.	10,352		268,945
Starwood Hotels & Resorts Worldwide, Inc.	3,038		165,601
Wyndham Worldwide Corp.	3,606		96,677
Wynn Resorts Ltd.	1,328	(d)	117,183
Yum! Brands, Inc.	4,826	(d)	204,719

Total			2,133,200

Issuer	Shares		Value(a)
Household Durables (0.6%)
DR Horton, Inc.	5,679		83,425
Fortune Brands, Inc.	1,037		54,360
Harman International Industries, Inc.	2,249	(b)	88,791
Leggett & Platt, Inc.	177	(d)	4,342
Lennar Corp., Class A	3,682	(d)	73,272
Newell Rubbermaid, Inc.	1,742	(d)	29,736
Pulte Group, Inc.	7,427	(b,d)	97,219
Stanley Black & Decker, Inc.	2,546		158,233
Whirlpool Corp.	1,372		149,369

Total			738,747

Household Products (2.4%)
Clorox Co.	1,020	(d)	65,994
Colgate-Palmolive Co.	5,857		492,574
Kimberly-Clark Corp.	4,967		304,278
The Procter & Gamble Co.	36,705		2,281,583

Total			3,144,429

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.	3,453		122,064
NRG Energy, Inc.	2,107	(b)	50,926
The AES Corp.	11,423	(b)	131,821

Total			304,811

Industrial Conglomerates (2.6%)
3M Co.	9,261		821,173
General Electric Co.	134,073		2,528,617
Textron, Inc.	5,018	(d)	114,611

Total			3,464,401

Insurance (3.8%)
AFLAC, Inc.	6,168		314,321
American International Group, Inc.	2,802	(b,d)	108,998
Aon Corp.	2,225		94,474
Assurant, Inc.	2,616		95,301
Berkshire Hathaway, Inc., Class B	19,967	(b,d)	1,537,458
Chubb Corp.	4,746		250,921
Cincinnati Financial Corp.	1,151	(d)	32,688
Genworth Financial, Inc., Class A	8,345	(b,d)	137,859
Hartford Financial Services Group, Inc.	6,674		190,676
Lincoln National Corp.	4,466		136,615
Loews Corp.	3,332	(d)	124,084
Marsh & McLennan Companies, Inc.	4,562		110,492
MetLife, Inc.	10,024		456,894
Principal Financial Group, Inc.	4,910	(d)	143,470
Prudential Financial, Inc.	5,177		329,050
The Allstate Corp.	8,310		271,488
The Progressive Corp.	8,428		169,319
The Travelers Companies, Inc.	6,421		325,802
Torchmark Corp.	1,550		82,987
Unum Group	2,536		62,056
XL Capital Ltd., Class A	6,665	(c)	118,637

Total			5,093,590

Issuer	Shares		Value(a)
Internet & Catalog Retail (0.6%)
Amazon.com, Inc.	3,945	(b)	540,701
Expedia, Inc.	3,406		80,416
priceline.com, Inc.	720	(b)	188,676

Total			809,793

Internet Software & Services (1.7%)
Akamai Technologies, Inc.	3,094	(b,d)	120,140
eBay, Inc.	12,211	(b)	290,744
Google, Inc., Class A	3,024	(b)	1,588,930
Monster Worldwide, Inc.	1,571	(b,d)	27,383
VeriSign, Inc.	1,669	(b)	45,514
Yahoo!, Inc.	11,981	(b)	198,046

Total			2,270,757

IT Services (1.5%)
Automatic Data Processing, Inc.	5,551		240,691
Cognizant Technology Solutions Corp., Class A	4,340	(b)	222,121
Computer Sciences Corp.	2,569	(b)	134,590
Fidelity National Information Services, Inc.	2,737		71,956
Fiserv, Inc.	1,289	(b)	65,855
MasterCard, Inc., Class A	1,326	(d)	328,901
Paychex, Inc.	2,917	(d)	89,260
SAIC, Inc.	3,820	(b,d)	66,506
The Western Union Co.	10,760		196,370
Total System Services, Inc.	4,674	(d)	74,831
Visa, Inc., Class A	5,274		475,873

Total			1,966,954

Leisure Equipment & Products (0.2%)
Eastman Kodak Co.	10,453	(b,d)	63,972
Hasbro, Inc.	2,639		101,233
Mattel, Inc.	3,506		80,813

Total			246,018

Life Sciences Tools & Services (0.4%)
Life Technologies Corp.	2,916	(b)	159,534
Millipore Corp.	475	(b)	50,421
PerkinElmer, Inc.	813		20,366
Thermo Fisher Scientific, Inc.	4,363	(b)	241,187
Waters Corp.	821	(b)	59,104

Total			530,612

Machinery (1.6%)
Caterpillar, Inc.	8,194		557,929
Cummins, Inc.	2,812		203,111
Danaher Corp.	2,833		238,765
Deere & Co.	4,473		267,575
Dover Corp.	1,830		95,563
Eaton Corp.	2,476		191,048
Flowserve Corp.	881		100,945
Illinois Tool Works, Inc.	3,941		201,385
PACCAR, Inc.	3,759		174,869
Pall Corp.	894		34,857
Parker Hannifin Corp.	1,610		111,380
Snap-On, Inc.	447		21,536

Total			2,198,963

Issuer	Shares		Value(a)
Media (3.2%)
CBS Corp., Class B	11,046		179,056
Comcast Corp., Class A	31,311		618,079
DIRECTV, Class A	10,158	(b)	368,024
Discovery Communications, Inc., Class A	2,540	(b,d)	98,298
Gannett Co., Inc.	5,058		86,087
Meredith Corp.	1,262	(d)	45,344
News Corp., Class A	26,879		414,474
Omnicom Group, Inc.	3,572		152,382
Scripps Networks Interactive, Inc., Class A	1,769		80,206
The Interpublic Group of Companies, Inc.	3,276	(b,d)	29,189
The McGraw-Hill Companies, Inc.	3,331		112,321
The New York Times Co., Class A	6,055	(b,d)	60,066
The Walt Disney Co.	24,907		917,575
The Washington Post Co., Class B	46		23,329
Time Warner Cable, Inc.	4,000		225,000
Time Warner, Inc.	15,455		511,251
Viacom, Inc., Class B	8,390	(b)	296,419

Total			4,217,100

Metals & Mining (1.1%)
AK Steel Holding Corp.	1,446	(d)	24,221
Alcoa, Inc.	15,440		207,514
Allegheny Technologies, Inc.	1,983	(d)	106,031
Cliffs Natural Resources, Inc.	1,975		123,497
Freeport-McMoRan Copper & Gold, Inc.	5,864	(d)	442,907
Newmont Mining Corp.	5,304		297,448
Nucor Corp.	4,072	(d)	184,543
Titanium Metals Corp.	558	(b,d)	8,604
United States Steel Corp.	2,421	(d)	132,332

Total			1,527,097

Multiline Retail (0.9%)
Big Lots, Inc.	620	(b)	23,684
Family Dollar Stores, Inc.	968		38,294
JC Penney Co., Inc.	3,556		103,729
Kohl’s Corp.	3,085	(b,g)	169,644
Macy’s, Inc.	6,718		155,858
Nordstrom, Inc.	2,935	(d)	121,304
Sears Holdings Corp.	821	(b,d)	99,300
Target Corp.	8,512		484,076

Total			1,195,889

Multi-Utilities (1.3%)
Ameren Corp.	4,275		110,979
CenterPoint Energy, Inc.	7,260		104,254
CMS Energy Corp.	1,610	(d)	26,179
Consolidated Edison, Inc.	2,730		123,396
Dominion Resources, Inc.	8,024		335,403
DTE Energy Co.	2,790		134,394
Integrys Energy Group, Inc.	1,697	(d)	84,188
NiSource, Inc.	5,631		91,785
PG&E Corp.	4,246		185,975
Public Service Enterprise Group, Inc.	4,852		155,895
SCANA Corp.	797		31,458
Sempra Energy	3,651		179,556
TECO Energy, Inc.	4,769		80,739

Issuer	Shares		Value(a)
Wisconsin Energy Corp.	1,008		52,930
Xcel Energy, Inc.	4,107		89,327

Total			1,786,458

Office Electronics (0.2%)
Xerox Corp.	20,990		228,791

Oil, Gas & Consumable Fuels (9.3%)
Anadarko Petroleum Corp.	5,878		365,376
Apache Corp.	4,680		476,237
Cabot Oil & Gas Corp.	732	(d)	26,447
Chesapeake Energy Corp.	9,857		234,597
Chevron Corp.	25,199		2,052,206
ConocoPhillips	18,898		1,118,573
CONSOL Energy, Inc.	1,807		80,737
Denbury Resources, Inc.	3,417	(b)	65,436
Devon Energy Corp.	5,801		390,581
El Paso Corp.	4,865		58,867
EOG Resources, Inc.	2,879		322,793
Exxon Mobil Corp.	58,822	(g)	3,991,072
Hess Corp.	3,319		210,922
Kinder Morgan Management LLC	1	(b)	35
Marathon Oil Corp.	9,903		318,381
Massey Energy Co.	2,442		89,450
Murphy Oil Corp.	2,006		120,661
Noble Energy, Inc.	1,713		130,873
Occidental Petroleum Corp.	9,557		847,324
Peabody Energy Corp.	4,123		192,627
Pioneer Natural Resources Co.	2,112	(d)	135,443
Range Resources Corp.	1,353	(d)	64,619
Southwestern Energy Co.	3,411	(b)	135,348
Spectra Energy Corp.	6,559		153,087
Sunoco, Inc.	2,625	(d)	86,048
Tesoro Corp.	5,251	(d)	69,051
The Williams Companies, Inc.	8,964		211,640
Valero Energy Corp.	8,862		184,241
XTO Energy, Inc.	6,332		300,897

Total			12,433,569

Paper & Forest Products (0.3%)
International Paper Co.	6,791		181,591
MeadWestvaco Corp.	3,575		97,133
Weyerhaeuser Co.	1,651		81,758

Total			360,482

Personal Products (0.3%)
Avon Products, Inc.	6,819		220,459
The Estee Lauder Companies, Inc., Class A	2,033	(d)	134,015

Total			354,474

Pharmaceuticals (5.8%)
Abbott Laboratories	19,891		1,017,624
Allergan, Inc.	3,054		194,509
Bristol-Myers Squibb Co.	21,752		550,108
Eli Lilly & Co.	13,191	(d)	461,289
Forest Laboratories, Inc.	5,033	(b)	137,200
Johnson & Johnson	33,607		2,160,930

Issuer	Shares		Value(a)
King Pharmaceuticals, Inc.	6,900	(b)	67,620
Merck & Co., Inc.	37,711		1,321,393
Mylan, Inc.	5,944	(b,d)	130,946
Pfizer, Inc.	101,190		1,691,897
Watson Pharmaceuticals, Inc.	733	(b,d)	31,387

Total			7,764,903

Professional Services (0.1%)
Dun & Bradstreet Corp.	378		29,095
Equifax, Inc.	1,312		44,083
Robert Half International, Inc.	1,007	(d)	27,572

Total			100,750

Real Estate Investment Trusts (REITs) (1.3%)
Apartment Investment & Management Co., Class A	3,348	(d)	75,029
AvalonBay Communities, Inc.	770	(d)	80,111
Boston Properties, Inc.	2,195		173,098
Equity Residential	4,099		185,562
HCP, Inc.	2,203	(d)	70,760
Health Care REIT, Inc.	994		44,660
Host Hotels & Resorts, Inc.	10,449	(d)	169,901
Kimco Realty Corp.	4,236		66,039
Plum Creek Timber Co., Inc.	1,111	(d)	44,218
ProLogis	4,777		62,913
Public Storage	1,200	(d)	116,292
Simon Property Group, Inc.	3,867	(d)	344,240
Ventas, Inc.	2,663		125,773
Vornado Realty Trust	2,424	(d)	202,089

Total			1,760,685

Real Estate Management & Development (—%)
CB Richard Ellis Group, Inc., Class A	2,623	(b)	45,430

Road & Rail (0.8%)
CSX Corp.	5,560		311,638
Norfolk Southern Corp.	5,224		309,940
Ryder System, Inc.	845		39,309
Union Pacific Corp.	5,613		424,680

Total			1,085,567

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc.	7,074	(b)	64,090
Altera Corp.	2,848	(d)	72,225
Analog Devices, Inc.	2,531		75,753
Applied Materials, Inc.	14,291		196,930
Broadcom Corp., Class A	4,350		150,032
Intel Corp.	67,041		1,530,546
KLA-Tencor Corp.	3,273		111,478
Linear Technology Corp.	1,896		56,994
LSI Corp.	12,529	(b)	75,425
MEMC Electronic Materials, Inc.	5,890	(b,d)	76,393
Microchip Technology, Inc.	1,579	(d)	46,123
Micron Technology, Inc.	14,291	(b,d)	133,621
National Semiconductor Corp.	5,203	(d)	76,900
Novellus Systems, Inc.	709	(b)	18,576
NVIDIA Corp.	5,703	(b)	89,651
Teradyne, Inc.	2,944	(b,d)	36,005

Issuer	Shares		Value(a)
Texas Instruments, Inc.	14,900		387,549
Xilinx, Inc.	2,396		61,769

Total			3,260,060

Software (4.0%)
Adobe Systems, Inc.	5,420	(b)	182,058
Autodesk, Inc.	2,085	(b,d)	70,911
BMC Software, Inc.	1,278	(b)	50,302
CA, Inc.	3,477		79,310
Citrix Systems, Inc.	2,587	(b,d)	121,589
Compuware Corp.	5,924	(b)	50,946
Electronic Arts, Inc.	2,643	(b)	51,195
Intuit, Inc.	2,599	(b,d)	93,980
McAfee, Inc.	1,964	(b)	68,249
Microsoft Corp.	95,725		2,923,441
Novell, Inc.	2,575	(b)	14,446
Oracle Corp.	48,421		1,251,199
Red Hat, Inc.	2,323	(b)	69,388
Salesforce.com, Inc.	1,817	(b)	155,535
Symantec Corp.	12,650	(b)	212,141

Total			5,394,690

Specialty Retail (2.1%)
Abercrombie & Fitch Co., Class A	615		26,894
AutoNation, Inc.	2,878	(b,d)	58,136
AutoZone, Inc.	254	(b)	46,993
Bed Bath & Beyond, Inc.	2,774	(b)	127,493
Best Buy Co., Inc.	3,494	(d)	159,326
GameStop Corp., Class A	1,132	(b,d)	27,519
Home Depot, Inc.	22,214		783,043
Limited Brands, Inc.	4,782		128,158
Lowe’s Companies, Inc.	16,566		449,269
Office Depot, Inc.	9,080	(b)	62,289
O’Reilly Automotive, Inc.	1,131	(b,d)	55,295
RadioShack Corp.	3,098		66,762
Ross Stores, Inc.	863		48,328
Staples, Inc.	7,034		165,510
The Gap, Inc.	4,116		101,789
The Sherwin-Williams Co.	794	(d)	61,988
Tiffany & Co.	2,076		100,644
TJX Companies, Inc.	4,224		195,740
Urban Outfitters, Inc.	2,539	(b)	95,238

Total			2,760,414

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	3,084		128,757
Nike, Inc., Class B	4,255	(d)	322,997
Polo Ralph Lauren Corp.	446		40,095
VF Corp.	837		72,334

Total			564,183

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	3,305		43,957
People’s United Financial, Inc.	3,287		51,047

Total			95,004

Issuer	Shares		Value(a)
Tobacco (1.5%)
Altria Group, Inc.	27,827		589,654
Lorillard, Inc.	1,427		111,834
Philip Morris International, Inc.	23,402		1,148,570
Reynolds American, Inc.	2,776		148,294

Total			1,998,352

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,215		66,448
WW Grainger, Inc.	438		48,417

Total			114,865

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A	6,003	(b)	244,982
MetroPCS Communications, Inc.	1,786	(b,d)	13,627
Sprint Nextel Corp.	46,250	(b,d)	196,563

Total			455,172

Total Common Stocks (Cost: $120,087,114)			$132,705,830

Money Market Fund (0.8%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.21%	1,034,735	(e)	$1,034,735

Total Money Market Fund (Cost: $1,034,735)			$1,034,735

Investments of Cash Collateral Received for Securities on Loan (9.7%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Repurchase Agreements(h)
Cantor Fitzgerald
dated 04-30-10, matures 05-03-10,
repurchase price
$1,000,018	0.22%	$1,000,000	$1,000,000
Goldman Sachs
dated 04-30-10, matures 05-03-10,
repurchase price
$6,936,800	0.19	6,936,690	6,936,690
$5,000,104	0.25	5,000,000	5,000,000

Total			12,936,690

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $12,936,690)			$12,936,690

Total Investments in Securities (Cost: $134,058,539)(i)			$146,677,255

Investment in Derivatives
Futures Contracts Outstanding at April 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

E-Mini S&P 500 Index	17	$1,005,890	June 2010	$8,866

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Jan. 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At April 30, 2010, the value of foreign securities, excluding short-term securities, represented 0.18% of net assets.

(d)	At April 30, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2010.

At April 30, 2010, the Fund held 3,982 shares of Ameriprise Financial, Inc. (Ameriprise) common stock valued at $184,606. Ameriprise is the parent company of RiverSource Investments, LLC*, which serves as the Investment Manager to the Fund. The cost of the Fund’s purchases and proceeds from sales of shares of Ameriprise common stock were $25,495 and $19,625, respectively, for the period ended April 30, 2010. The Fund realized gains of $7,992 on sales transactions of Ameriprise common stock and earned aggregate dividends of $629 during the three month period ended April 30, 2010.

*	Effective May 1, 2010, RiverSource Investments, LLC will be known as Columbia Management Investment Advisers, LLC.

(f)	Represents fractional shares.

(g)	At April 30, 2010, investments in securities included securities valued at $193,364 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(h)	The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald (0.22%)

Security description	Value (a)

Fannie Mae Discount Notes	$1,273
Fannie Mae Interest Strip	5,482
Fannie Mae Pool	677,341
Fannie Mae Principal Strip	128
Fannie Mae REMICS	20,038
Federal Farm Credit Bank	17,562
Federal Home Loan Banks	16,283
Federal Home Loan Mortgage Corp	22,795
Federal National Mortgage Association	16,407
Freddie Mac Non Gold Pool	75,828
Freddie Mac Reference REMIC	1,079
Freddie Mac REMICS	23,538
Freddie Mac Strips	13,693
Ginnie Mae I Pool	33,608
Ginnie Mae II Pool	24,950
Government National Mortgage Association	5,651
United States Treasury Inflation Indexed Bonds	4,602
United States Treasury Note/Bond	8,021
United States Treasury Strip Coupon	51,203
United States Treasury Strip Principal	518

Total market value of collateral securities	$1,020,000

Goldman Sachs (0.19%)

Security description	Value (a)

Fannie Mae Pool	$5,087,202
Freddie Mac Gold Pool	1,714,365
Freddie Mac Non Gold Pool	273,857

Total market value of collateral securities	$7,075,424

Goldman Sachs (0.25%)

Security description	Value (a)

Allied Irish Banks PLC/New York NY	$763,158
Banco Bilbao Vizcaya Argentaria/NY	27,622
Bank of Nova Scotia	1,687
BNP Paribas NY	582,063
Calyon NY	38,985
Credit Agricole Corporate and Investment Bank/New York	382,684
Dexia Credit Local NY	424,893
DnB NOR Bank	3,439
Natixis/New York NY	1,368,599
Nordea Bank Finland PLC	114,336
Rabobank Nederland NV/NY	189,474
Royal Bank of Scotland PLC/Greenwich CT	36,353
Sanpaolo IMI SpA/New York	11,575
Societe Generale NY	168,421
Standard Chartered Banking	230,150
Sumitomo Mitsui Banking Corp/New York	499,999
Svenska Handelsbanken/New York NY	16,395
Toronto Dominion Bank/NY	373,684
UBS AG Stamford	16,483

Total market value of collateral securities	$5,250,000

(i)	At April 30, 2010, the cost of securities for federal income tax purposes was approximately $134,059,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$19,340,000
Unrealized depreciation	(6,722,000)

Net unrealized appreciation	$12,618,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Jan. 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

	Fair value at April 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks	$132,705,830	$—	$ —	$132,705,830

Total Equity Securities	132,705,830	—	—	132,705,830

Other
Affiliated Money Market Fund(b)	1,034,735	—	—	1,034,735
Investments of Cash Collateral Received for Securities on Loan	—	12,936,690	—	12,936,690

Total Other	1,034,735	12,936,690	—	13,971,425

Investments in Securities	133,740,565	12,936,690	—	146,677,255
Other Financial Instruments (c)	8,866	—	—	8,866

Total	$133,749,431	$12,936,690	$ —	$146,686,121

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2010.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
RiverSource Small Company Index Fund
April 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.5%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.9%)
AAR Corp.	37,300	(b,d)	$909,374
Aerovironment, Inc.	9,633	(b,d)	252,192
American Science & Engineering, Inc.	6,942		521,691
Applied Signal Technology, Inc.	8,870	(d)	165,780
Ceradyne, Inc.	28,606	(b)	635,053
Cubic Corp.	17,213		642,217
Curtiss-Wright Corp.	44,805	(d)	1,598,195
Esterline Technologies Corp.	29,141	(b,d)	1,625,486
GenCorp, Inc.	67,003	(b,d)	416,759
Moog, Inc., Class A	40,965	(b,d)	1,522,669
Orbital Sciences Corp.	45,419	(b,d)	834,801
Stanley, Inc.	13,018	(b)	411,759
Teledyne Technologies, Inc.	35,462	(b)	1,546,143
Triumph Group, Inc.	16,420		1,273,535

Total			12,355,654

Air Freight & Logistics (0.4%)
Forward Air Corp.	22,096	(d)	619,130
HUB Group, Inc., Class A	30,039	(b,d)	961,548

Total			1,580,678

Airlines (0.4%)
Allegiant Travel Co.	16,785	(b,d)	863,253
Skywest, Inc.	60,419		905,076

Total			1,768,329

Auto Components (0.4%)
Drew Industries, Inc.	12,023	(b)	308,390
Spartan Motors, Inc.	47,873	(d)	295,376
Standard Motor Products, Inc.	27,135	(d)	289,259
Superior Industries International, Inc.	20,409	(d)	344,096

Total			1,237,121

Automobiles (0.1%)
Winnebago Industries, Inc.	17,315	(b,d)	287,948

Beverages (0.1%)
Boston Beer Co., Inc., Class A	6,484	(b,d)	369,653

Biotechnology (1.1%)
Arqule, Inc.	19,962	(b,d)	127,158
Cubist Pharmaceuticals, Inc.	60,486	(b,d)	1,356,095
Emergent Biosolutions, Inc.	15,856	(b,d)	258,136
Martek Biosciences Corp.	32,267	(b,d)	710,842
Regeneron Pharmaceuticals, Inc.	51,811	(b,d)	1,322,735
Savient Pharmaceuticals, Inc.	53,919	(b,d)	781,826

Total			4,556,792

Issuer	Shares		Value(a)
Building Products (1.0%)
AAON, Inc.	14,741	(d)	355,848
Apogee Enterprises, Inc.	35,086	(d)	482,082
Gibraltar Industries, Inc.	19,899	(b,d)	298,883
Griffon Corp.	49,227	(b,d)	694,101
NCI Building Systems, Inc.	16,788	(b)	231,339
Quanex Building Products Corp.	26,483	(d)	503,177
Simpson Manufacturing Co., Inc.	30,339	(d)	1,031,222
Universal Forest Products, Inc.	18,574	(d)	781,036

Total			4,377,688

Capital Markets (1.1%)
Investment Technology Group, Inc.	50,006	(b)	868,604
LaBranche & Co., Inc.	25,146	(b,d)	124,221
optionsXpress Holdings, Inc.	46,503	(b,d)	825,428
Piper Jaffray Companies	13,943	(b,d)	548,796
Stifel Financial Corp.	27,979	(b,d)	1,604,037
SWS Group, Inc.	39,095	(d)	432,782
TradeStation Group, Inc.	31,845	(b,d)	266,224

Total			4,670,092

Chemicals (1.8%)
A. Schulman, Inc.	27,884	(d)	725,263
American Vanguard Corp.	12,614		102,173
Arch Chemicals, Inc.	26,081	(d)	887,015
Balchem Corp.	21,595	(d)	560,174
Calgon Carbon Corp.	45,410	(b,d)	703,855
HB Fuller Co.	50,136	(d)	1,175,689
OM Group, Inc.	30,917	(b)	1,167,117
Penford Corp.	7,211	(b,d)	66,702
PolyOne Corp.	86,229	(b,d)	975,250
Quaker Chemical Corp.	6,590		207,387
Stepan Co.	8,511		644,708
Zep, Inc.	16,858		310,862

Total			7,526,195

Commercial Banks (6.3%)
Bank of the Ozarks, Inc.	14,188	(d)	545,812
Boston Private Financial Holdings, Inc.	40,343	(d)	319,920
City Holding Co.	17,930	(d)	628,267
Columbia Banking System, Inc.	22,661	(d)	509,419
Community Bank System, Inc.	35,465	(d)	874,922
East West Bancorp, Inc.	87,070	(d)	1,705,702
First BanCorp	54,259	(c,d)	115,029
First Commonwealth Financial Corp.	61,577	(d)	403,329
First Financial Bancorp	38,621	(d)	738,047
First Financial Bankshares, Inc.	21,138	(d)	1,130,460
First Midwest Bancorp, Inc.	66,019	(d)	1,003,489
Glacier Bancorp, Inc.	60,676	(d)	1,121,899
Hancock Holding Co.	28,020	(d)	1,145,458
Hanmi Financial Corp.	35,982	(b)	107,226
Home Bancshares, Inc.	13,942	(d)	392,049
Independent Bank Corp.	23,225	(d)	602,457
Nara Bancorp, Inc.	25,390	(b,d)	228,510
National Penn Bancshares, Inc.	97,344		712,558
NBT Bancorp, Inc.	35,609	(d)	871,352
Old National Bancorp	79,342	(d)	1,063,976
Pinnacle Financial Partners, Inc.	27,494	(b,d)	420,108
PrivateBancorp, Inc.	47,652	(d)	682,377
S&T Bancorp, Inc.	20,039	(d)	481,938

Issuer	Shares		Value(a)
Signature Bank	35,904	(b)	1,449,804
Simmons First National Corp., Class A	18,967		532,593
Sterling Bancorp	16,266	(d)	174,209
Sterling Bancshares, Inc.	76,091	(d)	447,415
Susquehanna Bancshares, Inc.	99,769	(d)	1,087,482
The South Financial Group, Inc.	129,260		99,530
Tompkins Financial Corp.	9,131	(d)	370,901
UMB Financial Corp.	30,561		1,287,229
Umpqua Holdings Corp.	97,771	(d)	1,460,700
United Bankshares, Inc.	35,700	(d)	1,036,728
United Community Banks, Inc.	64,840	(b,d)	378,666
Whitney Holding Corp.	80,242	(d)	1,099,315
Wilshire Bancorp, Inc.	31,231	(d)	339,169
Wintrust Financial Corp.	30,796	(d)	1,148,691

Total			26,716,736

Commercial Services & Supplies (2.3%)
ABM Industries, Inc.	46,446	(d)	998,125
ATC Technology Corp.	21,942	(b,d)	448,494
Bowne & Co., Inc.	25,371		283,648
Consolidated Graphics, Inc.	12,490	(b,d)	523,456
G&K Services, Inc., Class A	17,689	(d)	486,271
Healthcare Services Group, Inc.	35,379	(d)	760,295
Interface, Inc., Class A	36,447		476,727
Mobile Mini, Inc.	26,935	(b,d)	447,660
SYKES Enterprises, Inc.	36,407	(b,d)	827,531
Tetra Tech, Inc.	56,439	(b)	1,374,290
The Geo Group, Inc.	40,382	(b,d)	855,291
The Standard Register Co.	9,203	(d)	47,395
United Stationers, Inc.	23,752	(b)	1,454,096
Viad Corp.	25,180	(d)	589,212

Total			9,572,491

Communications Equipment (2.1%)
Arris Group, Inc.	127,208	(b)	1,563,386
Bel Fuse, Inc., Class B	8,516	(d)	199,445
Black Box Corp.	19,949	(d)	622,209
Blue Coat Systems, Inc.	33,987	(b,d)	1,105,597
Comtech Telecommunications Corp.	25,815	(b,d)	806,461
Digi International, Inc.	23,484	(b,d)	251,514
EMS Technologies, Inc.	22,614	(b,d)	359,336
Harmonic, Inc.	73,145	(b)	500,312
Netgear, Inc.	27,251	(b,d)	737,412
Network Equipment Technologies, Inc.	17,904	(b,d)	91,848
PC-Tel, Inc.	17,000	(b,d)	110,670
Symmetricom, Inc.	41,940	(b,d)	278,062
Tekelec	67,846	(b)	1,230,048
Tollgrade Communications, Inc.	12,200	(b)	77,592
Viasat, Inc.	31,318	(b,d)	1,110,223

Total			9,044,115

Computers & Peripherals (0.7%)
Adaptec, Inc.	97,736	(b,d)	302,004
Avid Technology, Inc.	18,609	(b,d)	271,691
Compellent Technologies, Inc.	15,253	(b,d)	191,730
Hutchinson Technology, Inc.	15,302	(b,d)	93,189
Intermec, Inc.	38,599	(b,d)	442,732
Intevac, Inc.	15,511	(b,d)	215,913
Novatel Wireless, Inc.	43,232	(b,d)	296,139
Stratasys, Inc.	16,866	(b,d)	402,085

Issuer	Shares		Value(a)
Synaptics, Inc.	30,810	(b)	943,403

Total			3,158,886

Construction & Engineering (0.9%)
Comfort Systems USA, Inc.	44,770		630,362
Dycom Industries, Inc.	46,856	(b)	497,611
EMCOR Group, Inc.	64,247	(b)	1,834,894
Insituform Technologies, Inc., Class A	30,569	(b)	732,739

Total			3,695,606

Construction Materials (0.5%)
Eagle Materials, Inc.	34,215	(d)	1,090,432
Headwaters, Inc.	33,230	(b)	199,380
Texas Industries, Inc.	22,353	(d)	845,838

Total			2,135,650

Consumer Finance (0.8%)
Cash America International, Inc.	27,789	(d)	1,029,860
Ezcorp, Inc., Class A	51,578	(b,d)	1,068,181
First Cash Financial Services, Inc.	24,850	(b,d)	548,191
Rewards Network, Inc.	13,489		175,627
World Acceptance Corp.	17,943	(b,d)	633,029

Total			3,454,888

Containers & Packaging (0.5%)
Myers Industries, Inc.	15,536	(d)	168,721
Rock-Tenn Co., Class A	39,659		2,046,404

Total			2,215,125

Distributors (—%)
Audiovox Corp., Class A	12,598	(b)	117,287

Diversified Consumer Services (1.3%)
American Public Education, Inc.	14,805	(b,d)	626,992
Capella Education Co.	12,619	(b,d)	1,143,534
Coinstar, Inc.	28,400	(b,d)	1,259,824
Hillenbrand, Inc.	62,686	(d)	1,540,822
Pre-Paid Legal Services, Inc.	9,426	(b,d)	419,174
Universal Technical Institute, Inc.	16,398	(b)	392,896

Total			5,383,242

Diversified Financial Services (0.2%)
Portfolio Recovery Associates, Inc.	13,474	(b,d)	895,617

Diversified Telecommunication Services (0.4%)
Cbeyond, Inc.	20,205	(b,d)	310,753
General Communication, Inc., Class A	30,927	(b)	190,201
Iowa Telecommunications Services, Inc.	22,671		381,780
Neutral Tandem, Inc.	36,498	(b,d)	618,641

Total			1,501,375

Electric Utilities (1.0%)
Allete, Inc.	28,080	(d)	1,024,078
Central Vermont Public Service Corp.	14,184	(d)	309,353
El Paso Electric Co.	46,956	(b)	997,815
UIL Holdings Corp.	31,406		911,716
Unisource Energy Corp.	35,166		1,171,731

Total			4,414,693

Issuer	Shares		Value(a)
Electrical Equipment (2.2%)
Acuity Brands, Inc.	39,437	(d)	1,782,947
AO Smith Corp.	22,646		1,169,213
AZZ, Inc.	14,405	(d)	585,131
Baldor Electric Co.	35,705	(d)	1,371,429
Belden, Inc.	39,406		1,082,089
Brady Corp., Class A	48,436	(d)	1,664,261
Encore Wire Corp.	11,300	(d)	250,973
II-VI, Inc.	20,595	(b)	738,537
Magnetek, Inc.	67,288	(b)	132,557
Powell Industries, Inc.	11,306	(b,d)	379,655
Vicor Corp.	11,540	(b,d)	174,485

Total			9,331,277

Electronic Equipment, Instruments & Components (3.5%)
Agilysys, Inc.	13,776	(d)	149,470
Anixter International, Inc.	29,049	(b,d)	1,522,167
Benchmark Electronics, Inc.	66,606	(b)	1,441,354
Brightpoint, Inc.	61,066	(b)	494,024
Checkpoint Systems, Inc.	33,732	(b,d)	762,006
Cognex Corp.	31,208	(d)	652,559
CTS Corp.	41,869		439,625
Daktronics, Inc.	44,714	(d)	374,703
DTS, Inc.	12,501	(b)	415,533
Electro Scientific Industries, Inc.	28,951	(b)	398,655
FARO Technologies, Inc.	9,555	(b)	240,882
Gerber Scientific, Inc.	35,336	(b,d)	254,419
Insight Enterprises, Inc.	51,649	(b)	776,284
Keithley Instruments, Inc.	13,302		113,200
Littelfuse, Inc.	16,450	(b,d)	694,684
LoJack Corp.	31,388	(b)	131,202
Mercury Computer Systems, Inc.	30,323	(b,d)	389,954
Methode Electronics, Inc.	45,491		504,950
MTS Systems Corp.	18,978		566,873
Newport Corp.	25,206	(b,d)	298,187
Park Electrochemical Corp.	14,246		430,372
Plexus Corp.	39,584	(b,d)	1,466,586
Radisys Corp.	29,235	(b,d)	286,211
Rogers Corp.	10,385	(b,d)	347,586
Scansource, Inc.	25,643	(b,d)	714,414
SYNNEX Corp.	24,043	(b,d)	659,259
Technitrol, Inc.	24,015		129,681
TTM Technologies, Inc.	36,889	(b,d)	400,615

Total			15,055,455

Energy Equipment & Services (3.0%)
Basic Energy Services, Inc.	16,572	(b,d)	169,200
Bristow Group, Inc.	35,812	(b,d)	1,386,283
CARBO Ceramics, Inc.	15,912	(d)	1,165,554
Dril-Quip, Inc.	26,009	(b,d)	1,506,701
Gulf Island Fabrication, Inc.	13,440	(d)	322,157
Hornbeck Offshore Services, Inc.	21,066	(b,d)	515,485
ION Geophysical Corp.	82,873	(b)	498,067
Lufkin Industries, Inc.	13,202		1,123,886
Matrix Service Co.	34,495	(b)	366,682
Oil States International, Inc.	48,600	(b)	2,347,865
Pioneer Drilling Co.	31,943	(b,d)	234,462
SEACOR Holdings, Inc.	22,176	(b)	1,866,554
Seahawk Drilling, Inc.	11,041	(b,d)	183,943

Issuer	Shares		Value(a)
Superior Well Services, Inc.	19,462	(b,d)	282,199
Tetra Technologies, Inc.	70,728	(b,d)	869,247

Total			12,838,285

Food & Staples Retailing (1.1%)
Casey’s General Stores, Inc.	47,962		1,852,772
Great Atlantic & Pacific Tea Co.	17,192	(b,d)	138,396
Nash Finch Co.	11,719	(d)	410,399
Spartan Stores, Inc.	28,693	(d)	432,977
The Andersons, Inc.	20,498		740,798
United Natural Foods, Inc.	39,127	(b,d)	1,200,808

Total			4,776,150

Food Products (1.5%)
Calavo Growers, Inc.	8,308	(d)	144,061
Cal-Maine Foods, Inc.	14,951		499,064
Darling International, Inc.	91,263	(b)	866,086
Diamond Foods, Inc.	16,483	(d)	703,989
J&J Snack Foods Corp.	13,543		630,968
Lance, Inc.	28,454	(d)	659,564
Sanderson Farms, Inc.	16,452	(d)	932,335
The Hain Celestial Group, Inc.	42,359	(b,d)	837,861
TreeHouse Foods, Inc.	29,868	(b,d)	1,263,118

Total			6,537,046

Gas Utilities (1.8%)
New Jersey Resources Corp.	40,791	(d)	1,539,044
Northwest Natural Gas Co.	21,698	(d)	1,028,268
Piedmont Natural Gas Co., Inc.	73,026	(d)	2,008,215
South Jersey Industries, Inc.	24,550		1,107,451
Southwest Gas Corp.	41,249	(d)	1,282,844
The Laclede Group, Inc.	24,453		833,358

Total			7,799,180

Health Care Equipment & Supplies (3.5%)
Abaxis, Inc.	14,905	(b,d)	386,189
Align Technology, Inc.	55,567	(b,d)	943,528
American Medical Systems Holdings, Inc.	68,079	(b,d)	1,219,975
Analogic Corp.	10,912	(d)	521,812
Cantel Medical Corp.	15,433		308,043
Conmed Corp.	24,690	(b,d)	549,106
CryoLife, Inc.	19,681	(b,d)	120,251
Cyberonics, Inc.	20,128	(b,d)	393,100
Greatbatch, Inc.	21,315	(b,d)	476,177
Haemonetics Corp.	23,768	(b,d)	1,375,215
ICU Medical, Inc.	13,597	(b,d)	484,189
Integra LifeSciences Holdings Corp.	19,081	(b,d)	866,850
Invacare Corp.	29,684	(d)	784,548
Kensey Nash Corp.	14,097	(b,d)	319,297
Meridian Bioscience, Inc.	35,347	(d)	706,587
Merit Medical Systems, Inc.	23,687	(b)	383,019
Natus Medical, Inc.	16,364	(b,d)	278,843
Neogen Corp.	15,280	(b,d)	401,711
Osteotech, Inc.	18,794	(b,d)	79,875
Palomar Medical Technologies, Inc.	10,727	(b,d)	134,731
SurModics, Inc.	12,701	(b,d)	236,239
Symmetry Medical, Inc.	33,118	(b,d)	382,844
The Cooper Companies, Inc.	43,785	(d)	1,702,798
Theragenics Corp.	31,772	(b)	48,929

Issuer	Shares		Value(a)
West Pharmaceutical Services, Inc.	33,196	(d)	1,389,252
Zoll Medical Corp.	17,826	(b,d)	544,584

Total			15,037,692

Health Care Providers & Services (5.2%)
Air Methods Corp.	10,340	(b,d)	342,047
Almost Family, Inc.	8,664	(b)	367,007
Amedisys, Inc.	26,253	(b,d)	1,511,648
AMERIGROUP Corp.	49,571	(b)	1,796,453
AMN Healthcare Services, Inc.	43,114	(b,d)	394,062
Amsurg Corp.	32,661	(b,d)	676,736
Bio-Reference Labs, Inc.	15,600	(b,d)	365,040
Catalyst Health Solutions, Inc.	31,875	(b)	1,348,631
Centene Corp.	51,068	(b,d)	1,169,457
Chemed Corp.	22,762		1,252,138
Corvel Corp.	4,819	(b,d)	160,473
Cross Country Healthcare, Inc.	17,469	(b,d)	175,039
Genoptix, Inc.	12,317	(b,d)	476,545
Gentiva Health Services, Inc.	30,713	(b)	880,849
Hanger Orthopedic Group, Inc.	22,088	(b,d)	411,720
Healthspring, Inc.	49,256	(b)	866,906
Healthways, Inc.	36,870	(b,d)	600,612
HMS Holdings Corp.	21,186	(b,d)	1,133,451
inVentiv Health, Inc.	31,628	(b)	728,393
IPC The Hospitalist Co., Inc.	7,701	(b,d)	239,039
Landauer, Inc.	6,711	(d)	457,355
LCA-Vision, Inc.	17,746	(b)	149,599
LHC Group, Inc.	12,614	(b,d)	430,137
Magellan Health Services, Inc.	34,184	(b)	1,442,907
Medcath Corp.	31,886	(b,d)	316,947
Molina Healthcare, Inc.	15,995	(b,d)	466,574
MWI Veterinary Supply, Inc.	9,840	(b)	412,788
Odyssey HealthCare, Inc.	34,119	(b,d)	710,699
PharMerica Corp.	32,807	(b,d)	633,175
PSS World Medical, Inc.	56,584	(b,d)	1,325,763
RehabCare Group, Inc.	18,597	(b,d)	530,386
Res-Care, Inc.	32,666	(b)	380,232

Total			22,152,808

Health Care Technology (0.8%)
Computer Programs & Systems, Inc.	6,202	(d)	279,462
Eclipsys Corp.	49,196	(b,d)	1,017,373
Omnicell, Inc.	27,211	(b,d)	363,267
Phase Forward, Inc.	31,915	(b)	536,491
Quality Systems, Inc.	16,890	(d)	1,081,129

Total			3,277,722

Hotels, Restaurants & Leisure (3.1%)
Biglari Holdings, Inc.	958	(b,d)	374,818
BJ’s Restaurants, Inc.	13,649	(b,d)	329,350
Buffalo Wild Wings, Inc.	17,159	(b)	709,353
California Pizza Kitchen, Inc.	27,868	(b,d)	571,294
CEC Entertainment, Inc.	23,090	(b,d)	901,665
CKE Restaurants, Inc.	57,904		714,535
Cracker Barrel Old Country Store, Inc.	23,705	(d)	1,170,316
DineEquity, Inc.	11,308	(b)	465,098
Interval Leisure Group, Inc.	43,514	(b,d)	643,572
Jack in the Box, Inc.	54,220	(b,d)	1,275,254
Landry’s Restaurants, Inc.	4,774	(b)	110,232
Marcus Corp.	13,628	(d)	175,120

Issuer	Shares		Value(a)
Monarch Casino & Resort, Inc.	7,370	(b)	85,639
Multimedia Games, Inc.	18,117	(b)	82,795
O’Charleys, Inc.	24,927	(b,d)	238,053
Papa John’s International, Inc.	19,751	(b,d)	541,177
Peet’s Coffee & Tea, Inc.	8,226	(b,d)	325,914
PF Chang’s China Bistro, Inc.	23,605	(d)	1,030,122
Pinnacle Entertainment, Inc.	43,975	(b,d)	594,982
Red Robin Gourmet Burgers, Inc.	20,245	(b,d)	494,180
Ruby Tuesday, Inc.	61,369	(b,d)	686,719
Ruth’s Hospitality Group, Inc.	26,766	(b)	145,339
Shuffle Master, Inc.	35,501	(b,d)	340,810
Sonic Corp.	56,448	(b,d)	661,006
Texas Roadhouse, Inc.	44,210	(b,d)	653,424

Total			13,320,767

Household Durables (1.0%)
Blyth, Inc.	5,357	(d)	308,777
Ethan Allen Interiors, Inc.	18,747	(d)	378,689
Helen of Troy Ltd.	27,495	(b,c)	742,641
Kid Brands, Inc.	12,126	(b)	120,896
La-Z-Boy, Inc.	42,534	(b,d)	554,643
M/I Homes, Inc.	12,012	(b)	187,387
Meritage Homes Corp.	22,758	(b,d)	541,185
National Presto Industries, Inc.	5,173	(d)	579,221
Skyline Corp.	4,097	(d)	95,501
Standard Pacific Corp.	68,550	(b,d)	439,406
Universal Electronics, Inc.	17,542	(b)	372,241

Total			4,320,587

Household Products (0.2%)
Central Garden and Pet Co., Class A	59,543	(b)	615,080
WD-40 Co.	12,128	(d)	427,269

Total			1,042,349

Industrial Conglomerates (0.2%)
Standex International Corp.	14,314		341,675
Tredegar Corp.	24,264	(d)	413,944

Total			755,619

Insurance (2.8%)
American Physicians Capital, Inc.	11,153	(d)	372,956
AMERISAFE, Inc.	24,255	(b,d)	414,761
Delphi Financial Group, Inc., Class A	46,188	(d)	1,270,170
eHealth, Inc.	13,855	(b)	189,952
Employers Holdings, Inc.	47,721		786,442
Infinity Property & Casualty Corp.	11,492		530,126
National Financial Partners Corp.	44,906	(b)	691,103
Presidential Life Corp.	26,478	(d)	311,911
ProAssurance Corp.	32,027	(b)	1,952,045
RLI Corp.	13,492	(d)	782,536
Safety Insurance Group, Inc.	16,888	(d)	629,754
Selective Insurance Group, Inc.	56,045		936,512
Stewart Information Services Corp.	12,386	(d)	140,953
The Navigators Group, Inc.	11,018	(b)	442,152
Tower Group, Inc.	37,285	(d)	859,792
United Fire & Casualty Co.	15,009	(d)	343,256
Zenith National Insurance Corp.	38,243		1,446,350

Total			12,100,771

Issuer	Shares		Value(a)
Internet & Catalog Retail (0.6%)
Blue Nile, Inc.	10,716	(b,d)	578,557
HSN, Inc.	31,217	(b,d)	940,568
NutriSystem, Inc.	28,225	(d)	545,589
PetMed Express, Inc.	15,420		341,399

Total			2,406,113

Internet Software & Services (0.9%)
comScore, Inc.	13,674	(b,d)	248,183
DealerTrack Holdings, Inc.	32,686	(b,d)	498,462
Infospace, Inc.	38,483	(b)	402,917
j2 Global Communications, Inc.	47,120	(b,d)	1,134,649
Perficient, Inc.	26,812	(b)	334,346
Stamps.com, Inc.	9,675	(b)	102,555
The Knot, Inc.	21,805	(b)	176,839
United Online, Inc.	94,302		751,586

Total			3,649,537

IT Services (2.0%)
CACI International, Inc., Class A	30,144	(b)	1,429,730
Ciber, Inc.	90,335	(b,d)	358,630
CSG Systems International, Inc.	37,827	(b)	859,429
Cybersource Corp.	59,721	(b)	1,533,635
Forrester Research, Inc.	9,216	(b)	295,926
Heartland Payment Systems, Inc.	40,965	(d)	752,937
Integral Systems, Inc.	16,499	(b)	143,871
MAXIMUS, Inc.	14,238		881,475
NCI, Inc., Class A	6,657	(b,d)	189,125
StarTek, Inc.	19,025	(b,d)	128,990
TeleTech Holdings, Inc.	34,477	(b)	570,594
Wright Express Corp.	38,850	(b,d)	1,319,735

Total			8,464,077

Leisure Equipment & Products (1.5%)
Arctic Cat, Inc.	14,480	(b)	213,580
Brunswick Corp.	62,989	(d)	1,316,470
Callaway Golf Co.	53,349	(d)	500,947
Jakks Pacific, Inc.	33,615	(b,d)	513,973
Nautilus, Inc.	11,938	(b)	40,828
Polaris Industries, Inc.	30,291	(d)	1,792,318
Pool Corp.	39,568	(d)	970,603
RC2 Corp.	27,621	(b,d)	507,398
Sturm, Ruger & Co., Inc.	26,972	(d)	450,163

Total			6,306,280

Life Sciences Tools & Services (0.8%)
Cambrex Corp.	46,926	(b,d)	206,005
Dionex Corp.	15,663	(b,d)	1,277,631
Enzo Biochem, Inc.	18,498	(b,d)	110,433
eResearchTechnology, Inc.	23,209	(b)	171,050
Kendle International, Inc.	20,585	(b)	340,682
Parexel International Corp.	54,311	(b,d)	1,280,654

Total			3,386,455

Machinery (4.2%)
Actuant Corp., Class A	56,297	(d)	1,290,890
Albany International Corp., Class A	23,902	(d)	608,784
Astec Industries, Inc.	13,811	(b,d)	457,420
Badger Meter, Inc.	12,356	(d)	511,044

Issuer	Shares		Value(a)
Barnes Group, Inc.	37,756	(d)	785,325
Briggs & Stratton Corp.	51,330	(d)	1,218,574
Cascade Corp.	5,215	(d)	181,795
CIRCOR International, Inc.	16,330	(d)	562,732
Clarcor, Inc.	46,070	(d)	1,742,367
EnPro Industries, Inc.	21,040	(b,d)	664,443
ESCO Technologies, Inc.	24,801	(d)	765,111
Gardner Denver, Inc.	47,967		2,412,261
John Bean Technologies Corp.	31,192		572,997
Kaydon Corp.	27,666		1,151,736
Lindsay Corp.	10,249		389,769
Lydall, Inc.	16,202	(b)	130,588
Mueller Industries, Inc.	30,771	(d)	912,360
Robbins & Myers, Inc.	29,245	(d)	757,738
The Toro Co.	31,332	(d)	1,784,045
Watts Water Technologies, Inc., Class A	26,003		922,586

Total			17,822,565

Media (0.8%)
Arbitron, Inc.	23,602	(d)	727,178
Dolan Media Co.	40,331	(b)	479,536
EW Scripps Co., Class A	40,091	(b,d)	438,596
Live Nation Entertainment, Inc.	124,428	(b)	1,952,274

Total			3,597,584

Metals & Mining (0.7%)
AM Castle & Co.	12,578	(b,d)	172,570
AMCOL International Corp.	17,494	(d)	502,778
Brush Engineered Materials, Inc.	12,945	(b,d)	384,855
Century Aluminum Co.	53,695	(b)	723,809
Olympic Steel, Inc.	11,368	(d)	361,275
RTI International Metals, Inc.	30,335	(b,d)	820,561

Total			2,965,848

Multiline Retail (0.2%)
Fred’s, Inc., Class A	43,853	(d)	609,119
Tuesday Morning Corp.	47,079	(b)	265,996

Total			875,115

Multi-Utilities (0.6%)
Avista Corp.	55,807		1,207,105
CH Energy Group, Inc.	12,246	(d)	507,229
NorthWestern Corp.	33,575		1,014,637

Total			2,728,971

Oil, Gas & Consumable Fuels (2.1%)
Holly Corp.	33,713	(d)	910,251
Penn Virginia Corp.	36,019	(d)	918,845
Petroleum Development Corp.	24,278	(b)	568,348
Petroquest Energy, Inc.	35,130	(b,d)	207,618
St. Mary Land & Exploration Co.	61,667		2,481,480
Stone Energy Corp.	43,873	(b,d)	715,130
Swift Energy Co.	38,455	(b)	1,391,302
World Fuel Services Corp.	58,446	(d)	1,661,620

Total			8,854,594

Paper & Forest Products (0.8%)
Buckeye Technologies, Inc.	35,558	(b,d)	502,079
Clearwater Paper Corp.	11,703	(b)	745,247

Issuer	Shares		Value(a)
Deltic Timber Corp.	7,566	(d)	398,123
Neenah Paper, Inc.	10,232	(d)	179,060
Schweitzer-Mauduit International, Inc.	17,771		1,011,526
Wausau Paper Corp.	55,117	(b,d)	487,785

Total			3,323,820

Personal Products (—%)
Mannatech, Inc.	12,800		49,408

Pharmaceuticals (0.9%)
Par Pharmaceutical Companies, Inc.	36,668	(b)	995,170
Salix Pharmaceuticals Ltd.	47,287	(b,d)	1,900,937
Viropharma, Inc.	73,995	(b,d)	941,216

Total			3,837,323

Professional Services (1.0%)
Administaff, Inc.	26,355	(d)	583,500
CDI Corp.	13,914	(d)	242,521
Exponent, Inc.	9,296	(b,d)	277,114
Heidrick & Struggles International, Inc.	21,085	(d)	556,855
Kelly Services, Inc., Class A	16,690	(b,d)	268,375
On Assignment, Inc.	28,632	(b,d)	201,283
School Specialty, Inc.	16,938	(b,d)	397,365
SFN Group, Inc.	60,800	(b)	519,840
TrueBlue, Inc.	50,053	(b,d)	790,337
Volt Information Sciences, Inc.	17,855	(b)	223,902

Total			4,061,092

Real Estate Investment Trusts (REITs) (6.6%)
Acadia Realty Trust	36,804	(d)	702,220
BioMed Realty Trust, Inc.	95,197	(d)	1,762,097
Cedar Shopping Centers, Inc.	43,884	(d)	349,317
Colonial Properties Trust	58,927		929,279
DiamondRock Hospitality Co.	113,973	(b,d)	1,252,563
EastGroup Properties, Inc.	21,136	(d)	864,040
Entertainment Properties Trust	34,941	(d)	1,527,621
Extra Space Storage, Inc.	73,882	(d)	1,109,708
Franklin Street Properties Corp.	61,434	(d)	905,537
Healthcare Realty Trust, Inc.	58,261	(d)	1,406,421
Home Properties, Inc.	33,209	(d)	1,650,155
Inland Real Estate Corp.	56,240	(d)	529,781
Kilroy Realty Corp.	44,062	(d)	1,544,814
Kite Realty Group Trust	43,113	(d)	233,672
LaSalle Hotel Properties	62,042	(d)	1,634,807
Lexington Realty Trust	97,991	(d)	693,776
LTC Properties, Inc.	25,159		701,936
Medical Properties Trust, Inc.	83,441		838,582
Mid-America Apartment Communities, Inc.	28,431	(d)	1,571,381
National Retail Properties, Inc.	73,619	(d)	1,732,255
Parkway Properties, Inc.	20,253	(d)	398,984
Pennsylvania Real Estate Investment Trust	31,366	(d)	495,269
Post Properties, Inc.	44,782	(d)	1,153,584
PS Business Parks, Inc.	16,508		990,480
Sovran Self Storage, Inc.	20,844	(d)	768,935
Tanger Factory Outlet Centers	38,256	(d)	1,591,450
Urstadt Biddle Properties, Inc., Class A	27,733	(d)	467,578

Total			27,806,242

Issuer	Shares		Value(a)
Real Estate Management & Development (0.1%)
Forestar Group, Inc.	26,622	(b,d)	600,060

Road & Rail (0.8%)
Arkansas Best Corp.	24,010	(d)	731,345
Heartland Express, Inc.	38,946	(d)	644,167
Knight Transportation, Inc.	46,030	(d)	979,978
Old Dominion Freight Line, Inc.	24,929	(b)	894,453

Total			3,249,943

Semiconductors & Semiconductor Equipment (5.3%)
Actel Corp.	17,177	(b,d)	266,587
Advanced Energy Industries, Inc.	26,325	(b,d)	387,504
ATMI, Inc.	27,548	(b,d)	499,445
Brooks Automation, Inc.	45,791	(b)	445,089
Cabot Microelectronics Corp.	23,363	(b,d)	896,205
Cohu, Inc.	15,842	(d)	255,848
Cymer, Inc.	25,791	(b)	880,763
Cypress Semiconductor Corp.	160,362	(b)	2,067,066
Diodes, Inc.	32,479	(b)	697,324
DSP Group, Inc.	15,349	(b)	125,401
Exar Corp.	32,963	(b,d)	243,597
FEI Co.	40,346	(b)	907,785
Hittite Microwave Corp.	19,724	(b,d)	1,011,447
Kopin Corp.	76,593	(b,d)	322,457
Kulicke & Soffa Industries, Inc.	65,454	(b)	536,723
Micrel, Inc.	34,669		404,587
Microsemi Corp.	77,027	(b)	1,275,567
MKS Instruments, Inc.	45,918	(b,d)	1,041,420
Pericom Semiconductor Corp.	24,628	(b)	287,655
Rudolph Technologies, Inc.	28,723	(b)	273,730
Sigma Designs, Inc.	34,129	(b,d)	404,770
Skyworks Solutions, Inc.	160,820	(b,d)	2,708,209
Standard Microsystems Corp.	17,312	(b)	444,572
Supertex, Inc.	10,129	(b)	273,584
Tessera Technologies, Inc.	51,987	(b)	1,054,296
TriQuint Semiconductor, Inc.	135,017	(b,d)	1,018,028
Ultratech, Inc.	18,608	(b)	273,352
Varian Semiconductor Equipment Associates, Inc.	65,093	(b)	2,144,163
Veeco Instruments, Inc.	34,973	(b,d)	1,538,462

Total			22,685,636

Software (3.1%)
Blackbaud, Inc.	35,723	(d)	823,415
CommVault Systems, Inc.	34,964	(b)	732,496
Concur Technologies, Inc.	38,512	(b,d)	1,614,038
Ebix, Inc.	33,693	(b)	548,185
Epicor Software Corp.	42,755	(b)	392,491
EPIQ Systems, Inc.	26,758	(b,d)	322,434
Interactive Intelligence, Inc.	8,342	(b)	164,921
JDA Software Group, Inc.	31,856	(b,d)	920,638
Manhattan Associates, Inc.	20,838	(b,d)	597,217
MicroStrategy, Inc., Class A	8,458	(b)	647,883
Netscout Systems, Inc.	37,092	(b)	538,576
Phoenix Technologies Ltd.	21,002	(b,d)	62,796
Progress Software Corp.	40,611	(b,d)	1,309,705
Radiant Systems, Inc.	26,269	(b)	369,605
Smith Micro Software, Inc.	21,894	(b,d)	207,774
Sonic Solutions, Inc.	26,797	(b)	336,302
Take-Two Interactive Software, Inc.	88,065	(b,d)	957,267
Taleo Corp., Class A	32,798	(b,d)	852,092

Issuer	Shares		Value(a)
THQ, Inc.	52,905	(b,d)	402,078
Tyler Technologies, Inc.	22,931	(b)	390,744
Websense, Inc.	36,710	(b)	835,887

Total			13,026,544

Specialty Retail (4.8%)
Big 5 Sporting Goods Corp.	19,968	(d)	338,458
Brown Shoe Co., Inc.	41,566	(d)	781,441
Cabela’s, Inc.	43,406	(b,d)	788,253
Christopher & Banks Corp.	33,410		327,084
Genesco, Inc.	25,483	(b,d)	848,329
Group 1 Automotive, Inc.	22,714	(b,d)	705,270
Gymboree Corp.	28,358	(b,d)	1,393,228
Haverty Furniture Companies, Inc.	12,590	(d)	205,217
Hibbett Sports, Inc.	21,078	(b,d)	579,645
HOT Topic, Inc.	59,765		456,605
Jo-Ann Stores, Inc.	27,108	(b)	1,196,004
JOS A Bank Clothiers, Inc.	16,407	(b,d)	998,530
Lithia Motors, Inc., Class A	19,770	(b,d)	157,765
Lumber Liquidators Holdings, Inc.	10,564	(b,d)	321,779
MarineMax, Inc.	13,978	(b,d)	155,855
Midas, Inc.	8,904	(b,d)	102,485
Monro Muffler Brake, Inc.	14,090	(d)	505,267
OfficeMax, Inc.	77,771	(b)	1,477,648
PEP Boys – Manny, Moe & Jack	36,481	(d)	457,107
Sonic Automotive, Inc., Class A	49,181	(b)	525,253
Stage Stores, Inc.	42,166		643,032
Stein Mart, Inc.	25,464	(b,d)	241,399
The Buckle, Inc.	23,153	(d)	837,676
The Cato Corp., Class A	29,635	(d)	703,831
The Childrens Place Retail Stores, Inc.	25,979	(b,d)	1,190,358
The Finish Line, Inc., Class A	59,560		959,512
The Men’s Wearhouse, Inc.	48,999	(d)	1,157,846
Tractor Supply Co.	30,546	(d)	2,051,774
Zale Corp.	15,106	(b,d)	49,246
Zumiez, Inc.	11,660	(b)	216,410

Total			20,372,307

Textiles, Apparel & Luxury Goods (3.0%)
Carter’s, Inc.	51,472	(b)	1,658,427
CROCS, Inc.	93,018	(b)	898,554
Deckers Outdoor Corp.	12,784	(b)	1,797,174
Iconix Brand Group, Inc.	57,265	(b)	988,394
K-Swiss, Inc., Class A	25,211	(b,d)	313,625
Liz Claiborne, Inc.	89,998	(b,d)	786,583
Maidenform Brands, Inc.	18,546	(b,d)	423,220
Movado Group, Inc.	16,879	(b,d)	209,468
Oxford Industries, Inc.	13,014		280,972
Perry Ellis International, Inc.	6,704	(b,d)	161,768
Quiksilver, Inc.	139,488	(b)	743,471
Skechers USA, Inc., Class A	34,995	(b)	1,342,058
True Religion Apparel, Inc.	26,943	(b,d)	841,969
Unifirst Corp.	15,410		753,087
Volcom, Inc.	9,165	(b,d)	218,494
Wolverine World Wide, Inc.	45,373		1,388,867

Total			12,806,131

Thrifts & Mortgage Finance (0.3%)
Bank Mutual Corp.	26,507	(d)	188,730
Brookline Bancorp, Inc.	42,737	(d)	469,679

Issuer	Shares		Value(a)
Dime Community Bancshares	14,517	(d)	185,092
Trustco Bank Corp. NY	70,475	(d)	468,659

Total			1,312,160

Tobacco (0.1%)
Alliance One International, Inc.	106,204	(b,d)	540,578

Trading Companies & Distributors (0.7%)
Applied Industrial Technologies, Inc.	29,243	(d)	900,099
Kaman Corp.	22,153	(d)	607,214
Lawson Products, Inc.	2,194		35,653
Watsco, Inc.	27,171	(d)	1,609,066

Total			3,152,032

Water Utilities (0.1%)
American States Water Co.	13,190	(d)	492,251

Wireless Telecommunication Services (0.3%)
NTELOS Holdings Corp.	33,516		657,919
USA Mobility, Inc.	29,498	(b,d)	411,202

Total			1,069,121

Total Common Stocks (Cost: $359,104,238)			$418,823,356

Money Market Fund (0.8%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.21%	3,376,255	(e)	$3,376,255

Total Money Market Fund (Cost: $3,376,255)			$3,376,255

Investments of Cash Collateral Received for Securities on Loan (24.8%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (1.2%)
Rhein-Main Securitisation
06-21-10	0.35%	$4,996,937	$4,996,937

Certificates of Deposit (10.2%)
Banco Bilbao Viz Argentaria
05-19-10	0.31	4,998,709	4,998,709
Banco Popular Espanol
05-19-10	0.41	2,498,264	2,498,264
Banco Santander Central Hispano
06-25-10	0.43	5,000,000	5,000,000
Banque Federative du Credit Mutuel
05-17-10	0.33	3,996,753	3,996,753
07-30-10	0.53	998,662	998,662
Clydesdale Bank
06-21-10	0.36	4,000,000	4,000,000
Credit Agricole
10-12-10	0.32	3,000,000	3,000,000
KBC Bank
05-19-10	0.33	5,000,000	5,000,000
Nederlandse Waterschapsbank
05-28-10	0.30	4,998,833	4,998,833

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
NyKredit Bank
05-06-10	0.35	2,000,000	2,000,000
Rabobank Group
10-27-10	0.31	3,000,000	3,000,000
Unicredit BK
07-12-10	0.42	4,000,000	4,000,000

Total			43,491,221

Commercial Paper (1.2%)
BTM Capital
05-13-10	0.33	4,998,717	4,998,717

Repurchase Agreements (12.2%)(f)
Cantor Fitzgerald
dated 04-30-10, matures 05-03-10,
repurchase price
$20,000,367	0.22	20,000,000	20,000,000
Goldman Sachs
dated 04-30-10, matures 05-03-10,
repurchase price
$7,307,204	0.19	7,307,089	7,307,089
$10,000,208	0.25	10,000,000	10,000,000
Morgan Stanley
dated 04-15-10, matures 05-28-10,
repurchase price
$5,001,594	0.41	5,000,000	5,000,000
Nomura Securities
dated 04-30-10, matures 05-03-10,
repurchase price
$2,500,075	0.36	2,500,000	2,500,000
Pershing LLC
dated 04-30-10, matures 05-03-10,
repurchase price
$7,000,181	0.31	7,000,000	7,000,000

Total			51,807,089

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $105,293,964)			$105,293,964

Total Investments in Securities (Cost: $467,774,457)(g)			$527,493,575

Investments in Derivatives
At April 30, 2010, $360,000 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.
Futures Contracts Outstanding at April 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

Russell 2000 Mini Index	90	$6,439,500	June 2010	$215,920
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Jan. 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At April 30, 2010, the value of foreign securities, excluding short-term securities, represented 0.20% of net assets.

(d)	At April 30, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2010.

(f)	The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald (0.22%)

Security description	Value (a)

Fannie Mae Discount Notes	$25,452
Fannie Mae Interest Strip	109,649
Fannie Mae Pool	13,546,815
Fannie Mae Principal Strip	2,555
Fannie Mae REMICS	400,755
Federal Farm Credit Bank	351,247
Federal Home Loan Banks	325,650
Federal Home Loan Mortgage Corp	455,893
Federal National Mortgage Association	328,143
Freddie Mac Non Gold Pool	1,516,553
Freddie Mac Reference REMIC	21,584
Freddie Mac REMICS	470,777
Freddie Mac Strips	273,853
Ginnie Mae I Pool	672,179
Ginnie Mae II Pool	498,997
Government National Mortgage Association	113,030
United States Treasury Inflation Indexed Bonds	92,043
United States Treasury Note/Bond	160,422
United States Treasury Strip Coupon	1,024,051
United States Treasury Strip Principal	10,352

Total market value of collateral securities	$20,400,000

Goldman Sachs (0.19%)

Security description	Value (a)

Fannie Mae Pool	$5,358,843
Freddie Mac Gold Pool	1,805,907
Freddie Mac Non Gold Pool	288,480

Total market value of collateral securities	$7,453,230

Goldman Sachs (0.25%)

Security description	Value (a)

Allied Irish Banks PLC/New York NY	$1,526,316
Banco Bilbao Vizcaya Argentaria/NY	55,244
Bank of Nova Scotia	3,374
BNP Paribas NY	1,164,126
Calyon NY	77,969
Credit Agricole Corporate and Investment Bank/New York	765,369
Dexia Credit Local NY	849,785
DnB NOR Bank	6,877
Natixis/New York NY	2,737,197
Nordea Bank Finland PLC	228,671
Rabobank Nederland NV/NY	378,947
Royal Bank of Scotland PLC/Greenwich CT	72,707
Sanpaolo IMI SpA/New York	23,150
Societe Generale NY	336,842
Standard Chartered Banking	460,299
Sumitomo Mitsui Banking Corp/New York	1,000,000
Svenska Handelsbanken/New York NY	32,790
Toronto Dominion Bank/NY	747,369
UBS AG Stamford	32,968

Total market value of collateral securities	$10,500,000

Morgan Stanley (0.41%)

Security description	Value (a)

Abbot Laboratories	$128,514
Argento Variable Funding	370,584
Atlantis One Funding Corp	2,206
Australia & New Zealand Banking Group Ltd	70,264
Belmont Funding LLC	185,289
BTM Capital Corp	238,278
Chesham Financing/ Chesham LLC	185,324
Commonwealth Bank of Australia	13,504
Erasmus Capital Corp	303,571
Grampian Funding Ltd/LLC	185,291
Intesa Funding LLC	185,293
LMA LMA Americas	370,584
Market St Funding Corp	121,706
Metlife Short Term Funding	147,421
NRW BANK	256,919
President & Fellows Harvard College	594
Romulus Funding Corp	11,764
Salisbury Receivables Co LLC	242,240
Scaldis & Scaldis	183,238
Sheffield Receivables Corp	273,903
Silver Tower US Fund	185,293
Solitaire Funding Ltd	66,172
Starbird Funding Corp	185,291
Straight A Funding	587,752
Surrey Funding Corp	643,813
TSL USA Inc	105,192

Total market value of collateral securities	$5,250,000

Nomura Securities (0.36%)

Security description	Value (a)

American Express Credit Account Master Trust	$1,176
BA Credit Card Trust	147,289
Banc of America Commercial Mortgage Inc	23,866
Bank One Issuance Trust	7,652
Bayview Commercial Asset Trust	4,028
Bear Stearns Commercial Mortgage Securities	12,018
Capital Auto Receivables Asset Trust	147,254
Capital One Auto Finance Trust	27,462
Capital One Multi-Asset Execution Trust	8,331
Caterpillar Financial Asset Trust	141
Chase Issuance Trust	58,275
Citigroup Commercial Mortgage Trust	130,523
Citigroup/Deutsche Bank Commercial Mortgage Trust	16,626
College Loan Corp Trust	5,467
Credit Suisse First Boston Mortgage Securities Corp	2,784
Credit Suisse Mortgage Capital Certificates	7,545
Detroit Edison Securitization Funding LLC	6,936
Discover Card Master Trust	27,704
Discover Card Master Trust I	61,694
Fannie Mae Grantor Trust	77,017
Fannie Mae REMICS	28,892
Fannie Mae Whole Loan	66,960
FHLMC Structured Pass Through Securities	42,117
Ford Credit Auto Lease Trust	17,334
Ford Credit Auto Owner Trust	424,762
Freddie Mac Gold Pool	83,280
GE Business Loan Trust	5,251
GS Mortgage Securities Corp II	10,873
Harley-Davidson Motorcycle Trust	253,101
Honda Auto Receivables Owner Trust	3,313
JP Morgan Chase Commercial Mortgage Securities Corp	66,271
LB-UBS Commercial Mortgage Trust	86,366
MBNA Credit Card Master Note Trust	34,358
MBNA Master Credit Card Trust	242,948
Mercedes-Benz Auto Receivables Trust	36,809
Merrill Lynch Mortgage Trust	3,720
Merrill Lynch/Countrywide Commercial Mortgage Trust	504
Nelnet Student Loan Trust	3,015
Nissan Auto Lease Trust	1,252
Nissan Auto Receivables Owner Trust	61
Salomon Brothers Mortgage Securities VII Inc	55,715
SLM Student Loan Trust	56,755
USAA Auto Owner Trust	27,307
Wachovia Bank Commercial Mortgage Trust	243,791
WaMu Mortgage Pass Through Certificates	14,368
World Omni Auto Receivables Trust	33,317

Total market value of collateral securities	$2,616,228

Pershing LLC (0.31%)

Security description	Value (a)

Fannie Mae Pool	$2,064,343
Fannie Mae REMICS	654,834
Fannie Mae-Aces	23,083
Federal Farm Credit Bank	129,444
Federal Home Loan Banks	250,605
Federal Home Loan Mortgage Corp	38,293
Federal National Mortgage Association	114,235
Freddie Mac Gold Pool	1,743,969
Freddie Mac Non Gold Pool	95,166
Freddie Mac REMICS	33,364
Ginnie Mae I Pool	113,502
Ginnie Mae II Pool	150,031
Government National Mortgage Association	4,136
United States Treasury Bill	518
United States Treasury Note/Bond	1,172,799
United States Treasury Strip Coupon	193,750
United States Treasury Strip Principal	357,928

Total market value of collateral securities	$7,140,000

(g) At April 30, 2010, the cost of securities for federal income tax purposes was approximately $467,774,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$81,534,000
Unrealized depreciation	(21,814,000)

Net unrealized appreciation	$59,720,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Jan. 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

	Fair value at April 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks	$418,823,356	$—	$—	$418,823,356

Total Equity Securities	418,823,356	—	—	418,823,356

Other
Affiliated Money Market Fund(b)	3,376,255	—	—	3,376,255
Investments of Cash Collateral Received for Securities on Loan	—	105,293,964	—	105,293,964

Total Other	3,376,255	105,293,964	—	108,670,219

Investments in Securities	422,199,611	105,293,964	—	527,493,575
Other Financial Instruments(c)	215,920	—	—	215,920

Total	$422,415,531	$105,293,964	$—	$527,709,495

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2010.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   RiverSource Market Advantage Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	June 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	June 28, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	June 28, 2010